As filed with the Securities and Exchange Commission on July 7, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

California Investment Trust

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: May 31, 2011

Item 1.  Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (96.15%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$507,465
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,025,740

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,155,760

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,750,732
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	36,188
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,101,911

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,207,822

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,371,183

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,971,140
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	4,058,040
Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	2,892,480

CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,036,100

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,095,844

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,326,050

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	685,000	6.000%	7/1/2012	695,768

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	803,140

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,627,000
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	2,976,267

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,095,320

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Refunding Bonds; 2003 Series A	1,750,000	5.000%	7/1/2018	1,879,080

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
2005 General Obligation Refunding Bonds; Series A-1	2,000,000	5.000%	7/1/2020	2,184,440

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,035,590
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,245,880

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	955,000	6.125%	7/1/2013	990,182

NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,031,650

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,033,800

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,060,000	5.500%	2/1/2014	1,075,105

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,262,950

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	954,720

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	910,020

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,889,920

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,842,876

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,687,925

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	1,853,480

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,142,860
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,928,990
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,344,663

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	756,000

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,058,060

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,019,990

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,924,136

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	900,000	6.000%	8/1/2011	904,770

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	3,981,931

UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,207,810

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	727,564
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,226,196

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,024,360

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,077,565

YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,263,397

Total Long-Term Securities (Cost $94,713,876)				95,199,860

VARIABLE RATE DEMAND NOTES* (2.58%)

SACRAMENTO COUNTY CALIFORNIA SANITATION DISTRICT
Refunded Sub Lien-B	2,550,000	0.110%	6/1/2011	2,550,000

Total Variable Rate Demand Notes (Cost $2,550,000)				2,550,000

Total Investments (Cost $97,263,876) (a) (98.73%)				97,749,860
Other Net Assets (1.27%)				1,252,616
Net Assets (100.00%)				$99,002,476

(a) Aggregate cost for federal income tax purposes is $97,135,260. At May 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,835,502
Unrealized depreciation	(2,220,902)
Net unrealized depreciation	$614,600

* Stated maturity reflects next reset date.

CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (87.31%)

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	$500,000	5.000%	8/1/2017	$511,910

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	539,980

CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	521,570
Lease Revenue University of California Research Project	400,000	5.250%	11/1/2014	443,040

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	520,630

EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2010 A	550,000	5.250%	7/1/2012	552,063

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	530,515

FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	500,000

JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	500,000	4.000%	9/1/2017	527,700

KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	261,665

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	501,795

LOS ANGELES UNIFIED SCHOOL DISTRICT
2007 General Obligation Refunding Bonds	235,000	4.500%	1/1/2028	224,145

MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	604,890

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	560,365
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	527,000

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	523,830

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	533,000
Water Revenue Bonds; Series 2001 A	700,000	5.000%	11/1/2015	714,007
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	530,685

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	535,580

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Medical Center Pooled Revenue Bonds; Series A	500,000	5.000%	5/15/2028	506,770

Total Long-Term Securities (Cost $10,484,699)				10,671,140

VARIABLE RATE DEMAND NOTES* (10.64%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	400,000	0.120%	6/1/2011	400,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 C	500,000	0.100%	6/1/2011	500,000

IRVINE, CITY OF
Limited Obligation Assesment District No 93-14	100,000	0.110%	6/1/2011	100,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	300,000	0.090%	6/1/2011	300,000

Total Variable Rate Demand Notes (Cost $1,300,000)				1,300,000

Total Investments (Cost $11,784,699) (a) (97.95%)				11,971,140
Other Net Assets (2.05%)				250,420
Net Assets (100.00%)				$12,221,560

(a) Aggregate cost for federal income tax purposes is $11,784,404. At May 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$263,441
Unrealized depreciation	(76,705)
Net unrealized appreciation	$186,736

* Stated maturity reflects next reset date.

CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

TAX AND REVENUE ANTICIPATION NOTES (10.12%)

RIVERSIDE, COUNTY OF CALIFORNIA
2010-2011; Series B	$1,000,000	2.000%	6/30/2011	$1,001,190

SANTA BARBARA, COUNTY OF CALIFORNIA
2010-2011; Series A	2,000,000	2.000%	6/30/2011	2,002,564

TURLOCK IRRIGATION DISTRICT
First Priority Subordinated Revenue Notes, Series 2010	2,000,000	0.750%	8/12/2011	2,000,000

Total Tax & Revenue Anticipation Notes (Cost $5,003,754)				5,003,754

VARIABLE RATE DEMAND NOTES* (89.65%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	2,385,000	0.190%	6/2/2011	2,385,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES, STATE OF	2,200,000	0.160%	6/2/2011	2,200,000
Power Supply Revenue Bonds; Series B-6

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,400,000	0.100%	6/2/2011	1,400,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Catholic Healthcare West Loan Program; 2005 Series H	2,200,000	0.150%	6/1/2011	2,200,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
The J. Paul Getty Trust Revenue Bonds; 2003 Series B	2,000,000	0.090%	6/1/2011	2,000,000

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Refunding Revenue Bonds; Chevron USA Inc, Series 2005	1,600,000	0.100%	6/1/2011	1,600,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	2,100,000	0.090%	6/1/2011	2,100,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 C	400,000	0.100%	6/1/2011	400,000
Revenue Refunding Bonds - Series 2007A	1,800,000	0.150%	6/1/2011	1,800,000
Revenue Refunding Bonds - Series 2008B	1,800,000	0.130%	6/1/2011	1,800,000

CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,200,000	0.120%	6/1/2011	1,200,000

CITY OF SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.140%	6/1/2011	2,000,000

EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2008 C	1,100,000	0.140%	6/1/2011	1,100,000

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No 87-8	800,000	0.150%	6/1/2011	800,000
Assessment District No 94-15	225,000	0.130%	6/1/2011	225,000
Assessment District No 97-17	600,000	0.130%	6/1/2011	600,000

IRVINE RANCH WATER DISTRICT
Refunding Series 2011 A-2	1,500,000	0.220%	6/2/2011	1,500,000

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax and Revenue Refunding Bonds; 2008 Series A3	2,000,000	0.500%	6/2/2011	2,000,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System; Subseries B-2	1,100,000	0.110%	6/1/2011	1,100,000
Water System; Subseries B-3	400,000	0.130%	6/2/2011	400,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	600,000	0.090%	6/1/2011	600,000
Water Revenue Bonds; 2001 Series C-1	500,000	0.100%	6/1/2011	500,000
Water Revenue Bonds; 2001 Series C-2	800,000	0.100%	6/1/2011	800,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.190%	6/1/2011	1,260,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	2,000,000	0.120%	6/1/2011	2,000,000

PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.300%	6/2/2011	1,600,000

RIVERSIDE, CITY OF
Water Revenue Refunding Bonds; 2011 Series A	1,000,000	0.250%	6/2/2011	1,000,000

SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	2,195,000	0.160%	6/1/2011	2,195,000

SAN JOSE CALIFORNIA REDEVELOPMENT AGENCY
Merged Area Redevelopment Project Revenue Bonds; 1996 Series B	900,000	0.160%	6/1/2011	900,000

SOUTH PLACER WASTEWATER AUTHORITY
Refunding Wastewater Revenue Bonds; 2011 Series A	1,165,000	0.120%	6/2/2011	1,165,000

TRACY, CITY OF
Sycamore: 7/03	1,600,000	0.160%	6/2/2011	1,600,000

TUSTIN, CITY OF
Improvement Bond Act 95-2	884,000	0.120%	6/1/2011	884,000

WEST BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue Certificates of Participation; 2008; Series A-2	1,000,000	0.150%	6/1/2011	1,000,000

Total Variable Rate Demand Notes (Cost $44,314,000)				44,314,000

Total Investments (Cost $49,317,754) (a) (99.77%)				49,317,754
Other Net Assets (0.23%)				116,113
Net Assets (100.00%)				$49,433,867

(a) Aggregate cost for federal income tax purposes is $49,317,754.

* Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bonds (2.63%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,021,821
Total Corporate Bonds (Cost $1,001,855)				1,021,821

Government National Mortgage Association (14.50%)
	31,142	6.000%	4/15/2014	34,020
	48,081	6.000%	4/15/2014	52,523
	14,446	6.000%	4/15/2016	15,789
	41,515	6.500%	4/15/2016	45,596
	66,065	6.000%	5/15/2016	72,210
	7,421	10.000%	9/15/2018	8,622
	21,990	9.000%	10/15/2018	22,257
	459,109	5.000%	7/15/2020	497,512
	223,270	5.500%	1/15/2025	248,490
	378,180	6.000%	1/15/2026	425,009
	1,582,880	5.500%	4/15/2036	1,747,824
	1,403,350	5.000%	3/15/2038	1,521,957
	840,596	6.000%	6/15/2038	937,854
Total Government National Mortgage Association (Cost $5,098,362)				5,629,663

United States Treasury Bonds (16.05%)
	3,000,000	7.250%	5/15/2016	3,806,955
	2,300,000	4.500%	5/15/2038	2,424,345
Total United States Treasury Bonds (Cost $6,157,059)				6,231,300

United States Treasury Notes (66.08%)
	200,000	1.000%	8/31/2011	200,477
	2,200,000	4.625%	8/31/2011	2,224,922
	3,300,000	4.875%	6/30/2012	3,465,386
	3,500,000	3.375%	6/30/2013	3,711,369
	1,200,000	2.750%	10/31/2013	1,262,626
	1,319,000	4.750%	5/15/2014	1,472,952
	3,300,000	4.000%	2/15/2015	3,651,401
	4,000,000	2.500%	6/30/2017	4,098,124
	1,500,000	2.750%	2/28/2018	1,543,242
	3,700,000	3.750%	11/15/2018	4,028,086
Total United States Treasury Notes (Cost $25,065,919)				25,658,585

Total Investments (Cost $37,323,195) (a) (99.26%)				38,541,369
Other Net Assets (0.74%)				286,831
Net Assets (100.00%)				$38,828,200

(a) Aggregate cost for federal income tax purposes is $37,323,195. At May 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,620,212
Unrealized depreciation	(402,038)
Net unrealized appreciation	$1,218,174

SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bonds (6.60%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,021,821
Total Corporate Bonds (Cost $1,001,855)				1,021,821

Government National Mortgage Association* (2.52%)
	154,427	2.375%	7/1/2011	159,996
	224,054	1.750%	1/1/2012	230,109
Total Government National Mortgage Association (Cost $380,835)				390,105

United States Treasury Bills (0.65%)
	100,000	0.070%^	10/20/2011	99,975
Total United States Treasury Bills (Cost $99,905)				99,975

United States Treasury Notes (89.73%)
	100,000	4.875%	7/31/2011	100,813
	700,000	1.750%	11/15/2011	705,277
	1,100,000	1.125%	1/15/2012	1,106,832
	400,000	1.375%	2/15/2012	403,484
	300,000	1.375%	3/15/2012	302,871
	600,000	1.375%	4/15/2012	606,211
	600,000	1.375%	5/15/2012	606,656
	1,400,000	1.875%	6/15/2012	1,424,064
	1,000,000	1.500%	7/15/2012	1,014,297
	500,000	4.625%	7/31/2012	525,528
	900,000	1.750%	8/15/2012	916,348
	1,000,000	1.375%	9/15/2012	1,014,297
	1,000,000	1.375%	10/15/2012	1,015,039
	1,400,000	1.375%	11/15/2012	1,421,820
	1,000,000	1.125%	12/15/2012	1,012,461
	1,200,000	1.375%	1/15/2013	1,220,016
	500,000	1.125%	6/15/2013	506,644
Total United States Treasury Notes (Cost $13,741,884)				13,902,658

Total Investments (Cost $15,224,479) (a) (99.50%)				15,414,559
Other Net Assets (0.50%)				76,891
Net Assets (100.00%)				$15,491,450

(a) Aggregate cost for federal income tax purposes is $15,224,479. At May 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$190,080
Unrealized depreciation	-
Net unrealized appreciation	$190,080

* Stated maturity reflects next reset date.

^ Zero coupon bond. Interest rate presented is yield to maturity.

THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 5/31/2011

SECURITY DESCRIPTION	PAR VALUE	RATE		MATURITY	VALUE

Commercial Paper (14.72%)
Straight-A-Funding CP*	$10,000,000			6/1/2011	$10,000,000
Total Commercial Paper (Cost $10,000,000)					10,000,000

United States Treasury Bills (85.08%)
	4,700,000	0.080	%^	6/2/2011	4,699,985
	11,400,000	0.020	%^	6/9/2011	11,399,957
	4,500,000	0.040	%^	6/16/2011	4,499,917
	13,600,000	0.030	%^	6/23/2011	13,599,742
	5,800,000	0.090	%^	7/7/2011	5,799,449
	4,500,000	0.060	%^	7/14/2011	4,499,651
	11,200,000	0.040	%^	7/28/2011	11,199,362
	2,100,000	0.100	%^	8/18/2011	2,099,548
Total United States Treasury Bills (Cost $57,797,611)					57,797,611

Total Investments (Cost $67,797,611) (a) (99.80%)					67,797,611
Other Net Assets (0.20%)					135,563
Net Assets (100.00%)					$67,933,174

(a) Aggregate cost for federal income tax purposes is $67,797,611.

* Backed by the full faith and credit of the US Government.

^ Zero coupon bond. Interest rate presented is yield to maturity.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011
Common Stock (99.22%)

Basic Materials (3.62%)	Shares	Value
Airgas Inc	626	$43,244
Air Products & Chemicals Inc	1,615	153,570
AK Steel Holding Corp	834	12,760
Alcoa Inc	7,435	124,982
Allegheny Technologies Inc	854	57,218
CF Industries Holdings Inc	370	56,899
Cliffs Natural Resources Inc	999	90,609
Dow Chemical Co	8,728	315,343
Eastman Chemical Co	710	75,154
Ecolab Inc	1,812	99,443
EI du Pont de Nemours & Co	6,896	367,557
FMC Corp	551	46,477
Freeport-McMoRan Copper & Gold Inc	6,560	338,758
International Flavors & Fragrances Inc	683	43,753
International Paper Co	3,595	112,236
MeadWestvaco Corp	1,512	51,438
Monsanto Co	4,159	295,455
Newmont Mining Corp	3,766	213,043
Nucor Corp	2,404	101,785
Plum Creek Timber Co Inc	1,242	50,326
PPG Industries Inc	1,387	123,027
Praxair Inc	2,341	247,771
Sherwin-Williams Co	726	63,772
Sigma-Aldrich Corp	928	65,229
Titanium Metals Corp*	700	13,111
United States Steel Corp	1,093	50,398
Vulcan Materials Co	956	38,708
Weyerhaeuser Co	3,938	84,825
Total Basic Materials		3,336,891

Communications (11.42%)
Akamai Technologies Inc*	1,400	47,509
Amazon.com Inc*	2,600	511,394
American Tower Corp*	3,063	169,935
AT&T Inc	45,033	1,421,240
CBS Corp	5,761	161,020
CenturyLink Inc	4,341	187,488
Cisco Systems Inc	41,500	697,200
Comcast Corp	21,785	549,853
Corning Inc	11,875	239,281
DIRECTV*	6,602	331,817
Discovery Communications Inc*	2,163	94,220
eBay Inc*	8,960	279,283
Expedia Inc	1,700	47,617
Frontier Communications Corp	8,240	72,924
Gannett Co Inc	2,073	29,561
Google Inc*	1,840	973,397
Harris Corp	1,005	49,687
Interpublic Group of Cos Inc	4,290	51,180
JDS Uniphase Corp*	1,800	36,342
Juniper Networks Inc*	4,300	157,423
McGraw-Hill Cos Inc	2,403	102,055
MetroPCS Communications Inc*	1,990	35,621
Motorola Mobility Holdings Inc*	2,204	55,409
Motorola Solutions Inc*	2,519	120,585
News Corp	17,195	315,356
Omnicom Group Inc	2,375	111,079
priceline.com Inc*	335	172,589
Qualcomm Inc	12,146	711,634
Scripps Networks Interactive Inc	800	40,344
Sprint Nextel Corp*	22,657	132,543
Symantec Corp*	6,780	132,549
Tellabs Inc	3,680	16,818
Time Warner Cable Inc	2,689	207,645
Time Warner Inc	8,910	324,591
VeriSign Inc	1,467	51,374
Verizon Communications Inc	21,678	800,569
Viacom Inc	5,027	253,411
Walt Disney Co	14,679	611,087
Washington Post Co	47	19,298
Windstream Corp	4,013	53,975
Yahoo! Inc*	9,088	150,406
Total Communications		10,527,309

Consumer, Cyclical (8.63%)
Abercrombie & Fitch Co	700	53,039
AutoNation Inc*	502	17,620
AutoZone Inc*	228	67,032
Bed Bath & Beyond Inc*	2,004	107,996
Best Buy Co Inc	2,606	82,767
Big Lots Inc*	835	27,897
Carnival Corp	3,334	129,393
Cintas Corp	1,157	38,007
Coach Inc	2,633	167,617
Costco Wholesale Corp	3,327	274,411
CVS Caremark Corp	10,764	416,459
Darden Restaurants Inc	1,181	59,818
DR Horton Inc	2,596	31,619
Family Dollar Stores Inc	1,287	71,737
Fastenal Co	2,014	66,825
Ford Motor Co*	25,238	376,551
GameStop Corp*	1,500	41,970
Gap Inc	3,633	70,480
Genuine Parts Co	1,439	78,857
Goodyear Tire & Rubber Co*	1,847	32,747
Harley-Davidson Inc	2,164	80,414
Harman International Industries Inc	529	25,376
Hasbro Inc	950	43,453
Home Depot Inc	12,276	445,373
International Game Technology	2,266	39,066
JC Penney Co Inc	1,836	65,049
Johnson Controls Inc	5,136	203,386
Kohl's Corp	2,339	124,528
Lennar Corp	1,300	24,674
Lowe's Cos Inc	10,333	249,439
Ltd Brands Inc	2,041	81,558
Macy's Inc	3,640	105,123
Marriott International Inc	1,935	73,162
Mattel Inc	2,758	72,797
McDonald's Corp	7,935	647,020
Newell Rubbermaid Inc	2,365	42,121
NIKE Inc	2,973	251,070
Nordstrom Inc	1,261	59,053
O'Reilly Automotive Inc*	1,124	67,564
PACCAR Inc	2,774	138,700
Polo Ralph Lauren Corp	500	63,385
Pulte Group Inc*	2,804	23,666
RadioShack Corp	1,294	20,406
Ross Stores Inc	954	78,190
Sears Holdings Corp*	447	31,737
Southwest Airlines Co	5,662	66,981
Staples Inc	5,524	92,914
Starbucks Corp	5,669	208,563
Starwood Hotels & Resorts Worldwide Inc	1,427	87,018
Target Corp	5,741	284,352
Tiffany & Co	1,141	86,328
TJX Cos Inc	3,203	169,823
Urban Outfitters Inc*	989	30,125
VF Corp	775	77,244
Walgreen Co	6,946	303,054
Wal-Mart Stores Inc	14,683	810,795
Whirlpool Corp	642	53,800
WW Grainger Inc	482	72,816
Wynn Resorts Ltd	526	77,070
Wyndham Worldwide Corp	1,509	52,528
Yum! Brands Inc	3,826	211,654
Total Consumer, Cyclical		7,954,217

Consumer, Non-Cyclical (21.59%)
Abbott Laboratories	11,803	616,707
Aetna Inc	3,308	144,493
Allergan Inc	2,346	194,085
Altria Group Inc	15,814	443,741
AmerisourceBergen Corp	2,503	103,174
Amgen Inc*	7,324	443,395
Apollo Group Inc*	980	40,288
Archer-Daniels-Midland Co	4,902	158,874
Automatic Data Processing Inc	3,851	212,229
Avery Dennison Corp	891	37,725
Avon Products Inc	3,259	96,825
Baxter International Inc	4,600	273,792
Becton Dickinson and Co	1,809	158,378
Biogen Idec Inc*	2,057	194,860
Boston Scientific Corp*	11,526	82,757
Bristol-Myers Squibb Co	13,062	375,663
Brown-Forman Corp	848	61,463
Campbell Soup Co	1,449	50,353
Cardinal Health Inc	2,767	125,677
CareFusion Corp*	1,546	44,803
Celgene Corp*	3,507	213,611
Cephalon Inc*	569	45,344
CIGNA Corp	2,346	117,042
Clorox Co	1,128	79,501
Coca-Cola Co	17,683	1,181,400
Coca-Cola Enterprises Inc	2,425	70,058
ConAgra Foods Inc	3,380	85,953
Constellation Brands Inc*	1,669	36,651
Coventry Health Care Inc*	1,300	45,734
CR Bard Inc	736	82,270
DaVita Inc*	857	72,031
Dean Foods Co*	1,377	19,113
DENTSPLY International Inc	1,160	45,518
DeVry Inc	471	25,363
Dr Pepper Snapple Group Inc	2,104	86,685
Eli Lilly & Co	7,716	296,912
Equifax Inc	1,159	43,799
Estee Lauder Cos Inc	900	92,259
Express Scripts Inc*	4,328	257,776
Forest Laboratories Inc*	2,302	82,872
Fortune Brands Inc	1,241	80,330
General Mills Inc	4,984	198,214
Gilead Sciences Inc*	6,074	253,529
H&R Block Inc	2,712	43,934
Hershey Co	1,268	70,666
HJ Heinz Co	2,408	132,247
Hormel Foods Corp	1,064	31,207
Hospira Inc*	1,350	74,642
Humana Inc*	1,388	111,776
Intuitive Surgical Inc*	313	109,237
Iron Mountain Inc	1,493	50,777
JM Smucker Co	981	77,774
Johnson & Johnson	20,556	1,383,212
Kellogg Co	1,940	110,561
Kimberly-Clark Corp	3,169	216,443
Kraft Foods Inc	13,236	462,863
Kroger Co	5,408	134,227
Laboratory Corp of America Holdings*	810	81,672
Life Technologies Corp*	1,360	70,679
Lorillard Inc	1,225	141,218
Mastercard Inc	732	210,121
McCormick & Co Inc	1,075	53,954
McKesson Corp	2,045	175,072
Mead Johnson Nutrition Co	1,560	105,752
Medco Health Solutions Inc*	3,238	193,827
Medtronic Inc	8,446	343,752
Merck & Co Inc	23,310	856,643
Molson Coors Brewing Co	1,200	55,980
Monster Worldwide Inc*	1,196	18,442
Moody's Corp	1,498	59,785
Mylan Inc*	2,332	54,907
Patterson Cos Inc	758	26,215
Paychex Inc	2,454	79,264
PepsiCo Inc	12,099	860,481
Pfizer Inc	59,982	1,286,613
Philip Morris International Inc	13,835	992,661
Procter & Gamble Co	21,172	1,418,523
Quanta Services Inc*	1,601	31,620
Quest Diagnostics Inc	1,280	74,778
Reynolds American Inc	2,940	116,953
Robert Half International Inc	1,510	41,631
RR Donnelley & Sons Co	1,958	41,784
SAIC Inc*	2,336	41,020
Safeway Inc	3,101	76,595
Sanofi Contingent Value Rights*	2,172	5,213
Sara Lee Corp	5,321	104,026
St Jude Medical Inc	2,550	129,209
Stryker Corp	2,155	134,472
SUPERVALU Inc	1,839	18,868
Sysco Corp	4,516	145,460
Tenet Healthcare Corp*	4,695	29,954
Total System Services Inc	1,504	27,974
Tyson Foods Inc	2,328	44,279
UnitedHealth Group Inc	8,267	404,670
Varian Medical Systems Inc*	1,100	74,294
Visa Inc	3,418	277,063
Watson Pharmaceuticals Inc*	836	53,797
WellPoint Inc	2,997	234,275
Western Union Co	5,814	119,536
Whole Foods Market Inc	1,300	79,508
Zimmer Holdings Inc*	1,625	110,110
Total Consumer, Non-Cyclical		19,883,463

Diversified (0.06%)
Leucadia National Corp	1,447	51,311
Total Diversified		51,311

Energy (12.36%)
Anadarko Petroleum Corp	3,750	298,200
Apache Corp	2,565	319,599
Baker Hughes Inc	3,384	250,179
Cabot Oil & Gas Corp	791	46,471
Cameron International Corp*	1,865	88,886
Chesapeake Energy Corp	4,942	154,882
Chevron Corp	15,110	1,585,189
ConocoPhillips	11,022	807,031
Consol Energy Inc	1,500	76,905
Denbury Resources Inc*	1,906	41,856
Devon Energy Corp	3,389	284,913
Diamond Offshore Drilling Inc	576	42,434
El Paso Corp	5,972	125,711
EOG Resources Inc	1,925	210,095
EQT Corp	1,085	58,785
Exxon Mobil Corp	34,270	2,860,516
First Solar Inc*	370	45,973
FMC Technologies Inc*	2,048	91,402
Halliburton Co	6,883	345,182
Helmerich & Payne Inc	805	50,457
Hess Corp	2,293	181,216
Marathon Oil Corp	5,401	292,572
Massey Energy Co	652	43,032
Murphy Oil Corp	1,600	110,224
Nabors Industries Ltd*	2,404	67,048
National Oilwell Varco Inc	3,192	231,675
Noble Energy Inc	1,400	130,480
Occidental Petroleum Corp	6,194	668,023
Peabody Energy Corp	2,200	134,992
Pioneer Natural Resources Co	880	80,802
QEP Resources Inc	1,500	65,250
Range Resources Corp	1,400	78,288
Rowan Cos Inc*	921	36,518
Schlumberger Ltd	10,278	881,030
Southwestern Energy Co*	2,800	122,556
Spectra Energy Corp	5,340	147,331
Sunoco Inc	1,006	40,733
Tesoro Corp*	1,200	29,280
Valero Energy Corp	4,652	127,930
Williams Cos Inc	4,450	139,686
Total Energy		11,393,332

Financial (14.41%)
ACE Ltd	2,500	172,050
Aflac Inc	3,570	170,610
Allstate Corp	4,094	128,470
American Express Co	7,975	411,510
American International Group Inc*	1,079	30,752
American International Group Inc Warrants*	576	5,242
Ameriprise Financial Inc	1,978	121,113
AON Corp	2,090	108,994
Apartment Investment & Management Co	1,148	30,686
Assurant Inc	891	32,958
AvalonBay Communities Inc	722	96,077
Bank of America Corp	70,632	829,926
Bank of New York Mellon Corp	9,190	258,331
BB&T Corp	5,247	144,502
Berkshire Hathaway Inc*	12,622	998,022
BlackRock Inc	700	143,892
Boston Properties Inc	1,058	114,634
Capital One Financial Corp	3,543	192,527
CB Richard Ellis Group Inc*	2,058	54,393
Charles Schwab Corp	7,272	130,969
Chubb Corp	2,606	170,928
Cincinnati Financial Corp	1,551	47,181
Citigroup Inc	19,881	818,103
CME Group Inc	507	144,880
Comerica Inc	1,331	48,062
Discover Financial Services	4,142	98,745
E*Trade Financial Corp*	1,181	18,672
Equity Residential	2,107	130,276
Federated Investors Inc	848	21,734
Fifth Third Bancorp	6,069	79,261
First Horizon National Corp	1,791	18,823
Franklin Resources Inc	1,137	147,332
Genworth Financial Inc*	3,728	41,418
Goldman Sachs Group Inc	3,923	552,084
Hartford Financial Services Group Inc	2,922	77,871
HCP Inc	2,387	90,563
Health Care REIT Inc	938	49,892
Host Hotels & Resorts Inc	4,816	84,665
Hudson City Bancorp Inc	4,300	39,259
Huntington Bancshares Inc	5,456	36,010
IntercontinentalExchange Inc*	600	72,390
Invesco Ltd	3,410	84,125
Janus Capital Group Inc	1,389	14,348
JPMorgan Chase & Co	29,273	1,265,764
KeyCorp	6,704	56,783
Kimco Realty Corp	3,065	59,798
Legg Mason Inc	1,239	41,928
Lincoln National Corp	2,305	67,652
Loews Corp	2,394	100,596
M&T Bank Corp	659	58,190
Marsh & McLennan Cos Inc	4,025	123,447
Marshall & Ilsley Corp	4,004	32,032
MetLife Inc	6,248	275,537
Morgan Stanley	10,374	250,636
NASDAQ OMX Group Inc*	1,127	28,761
Northern Trust Corp	1,843	89,920
NYSE Euronext	2,200	80,102
People's United Financial Inc	2,887	38,541
PNC Financial Services Group Inc	3,945	246,247
Principal Financial Group Inc	2,434	76,111
Progressive Corp	5,145	111,389
ProLogis	3,611	59,798
Prudential Financial Inc	3,541	225,845
Public Storage	1,035	122,482
Regions Financial Corp	9,066	64,006
Simon Property Group Inc	2,175	256,781
SLM Corp*	3,621	61,702
State Street Corp	3,775	172,782
SunTrust Banks Inc	3,809	107,147
T Rowe Price Group Inc	1,965	124,385
Torchmark Corp	787	52,178
Travelers Cos Inc	3,269	202,940
Unum Group	2,983	78,483
US Bancorp	14,594	373,606
Ventas Inc	1,297	73,151
Vornado Realty Trust	1,196	117,662
Wells Fargo & Co	36,305	1,029,973
XL Group Plc	2,610	61,753
Zions Bancorporation	1,054	25,117
Total Financial		13,275,505

Industrial (10.91%)
3M Co	5,402	509,841
Agilent Technologies Inc*	2,633	131,308
Amphenol Corp	1,420	76,765
Ball Corp	1,558	61,557
Bemis Co Inc	906	30,007
Boeing Co	5,545	432,676
Caterpillar Inc	4,752	502,762
CH Robinson Worldwide Inc	1,280	102,682
CSX Corp	2,995	237,504
Cummins Inc	1,539	161,964
Danaher Corp	4,166	227,172
Dover Corp	1,542	103,669
Eaton Corp	2,530	130,725
Emerson Electric Co	5,740	313,117
Expeditors International of Washington Inc	1,800	95,076
FedEx Corp	2,384	223,238
FLIR Systems Inc	1,158	41,862
Flowserve Corp	426	51,644
Fluor Corp	1,548	106,704
General Dynamics Corp	2,944	218,504
General Electric Co	79,756	1,566,407
Goodrich Corp	1,031	89,996
Honeywell International Inc	5,823	346,760
Huntington Ingalls Industries Inc*	399	14,591
Illinois Tool Works Inc	2,943	168,693
ITT Corp	1,498	86,315
Jabil Circuit Inc	1,699	36,664
Jacobs Engineering Group Inc*	1,000	46,060
L-3 Communications Holdings Inc	886	72,342
Leggett & Platt Inc	1,520	39,262
Lockheed Martin Corp	2,440	190,076
Masco Corp	3,084	43,947
Molex Inc	1,295	35,444
Norfolk Southern Corp	2,807	205,781
Northrop Grumman Corp	2,394	156,304
Owens-Illinois Inc*	1,395	44,807
Pall Corp	1,025	57,503
Parker Hannifin Corp	1,226	108,930
PerkinElmer Inc	1,021	28,271
Precision Castparts Corp	1,073	168,568
Raytheon Co	2,924	147,311
Republic Services Inc	2,465	77,697
Rockwell Automation Inc	1,085	90,174
Rockwell Collins Inc	1,357	82,953
Roper Industries Inc	694	57,928
Ryder System Inc	477	26,235
Sealed Air Corp	1,582	40,626
Snap-On Inc	609	36,735
Stanley Black & Decker Inc	1,339	98,925
Stericycle Inc*	642	57,196
Textron Inc	2,069	47,339
Thermo Fisher Scientific Inc*	3,116	203,942
Union Pacific Corp	3,850	404,135
United Parcel Service Inc	7,576	556,760
United Technologies Corp	7,154	627,907
Waste Management Inc	3,736	145,256
Waters Corp*	883	87,028
Total Industrial		10,053,645

Technology (12.89%)
Adobe Systems Inc*	3,997	138,416
Advanced Micro Devices Inc*	4,487	38,947
Altera Corp	2,432	116,955
Analog Devices Inc	2,227	91,686
Apple Inc*	6,623	2,303,677
Applied Materials Inc	10,178	140,253
Autodesk Inc*	1,888	81,146
BMC Software Inc*	1,399	78,106
Broadcom Corp*	3,543	127,477
CA Inc	3,290	76,986
Citrix Systems Inc*	1,544	135,285
Cognizant Technology Solutions Corp*	2,400	182,496
Computer Sciences Corp	1,256	50,102
Compuware Corp*	2,795	28,481
Dell Inc*	13,235	212,819
Dun & Bradstreet Corp	396	31,763
Electronic Arts Inc*	2,629	64,174
EMC Corp*	15,566	443,164
Fidelity National Information Services Inc	2,501	80,482
Fiserv Inc*	1,368	88,263
Hewlett-Packard Co	16,915	632,283
Intel Corp	42,141	948,594
International Business Machines Corp	9,408	1,589,292
Intuit Inc*	2,417	130,445
KLA-Tencor Corp	1,304	56,202
Lexmark International Inc*	856	25,492
Linear Technology Corp	1,917	66,309
LSI Corp*	6,000	45,000
MEMC Electronic Materials Inc*	1,900	19,988
Microchip Technology Inc	1,401	55,382
Micron Technology Inc*	6,485	66,147
Microsoft Corp	56,801	1,420,592
National Semiconductor Corp	2,003	49,134
NetApp Inc*	2,586	141,635
Novellus Systems Inc*	1,106	40,115
NVIDIA Corp*	4,572	91,623
Oracle Corp	29,041	993,783
Pitney Bowes Inc	1,820	43,480
Red Hat Inc*	1,433	62,479
Salesforce.com Inc*	838	127,594
SanDisk Corp*	1,741	82,732
Teradata Corp*	1,575	87,854
Teradyne Inc*	2,030	32,480
Texas Instruments Inc	8,861	312,793
Western Digital Corp*	1,845	67,619
Xerox Corp	10,310	105,265
Xilinx Inc	2,112	75,356
Total Technology		11,880,346

Utilities (3.33%)
AES Corp*	5,611	72,719
Ameren Corp	1,808	53,716
American Electric Power Co Inc	3,645	139,239
CenterPoint Energy Inc	2,979	57,584
CMS Energy Corp	2,062	41,116
Consolidated Edison Inc	2,227	118,165
Constellation Energy Group Inc	1,533	56,997
Dominion Resources Inc	4,557	217,460
DTE Energy Co	1,258	64,938
Duke Energy Corp	9,956	186,675
Edison International	2,778	109,342
Entergy Corp	1,441	98,204
Exelon Corp	5,032	210,589
FirstEnergy Corp	3,439	153,448
Integrys Energy Group Inc	615	32,189
NextEra Energy Inc	3,154	182,774
Nicor Inc	460	25,282
NiSource Inc	2,493	50,608
Northeast Utilities	1,339	47,186
NRG Energy Inc*	1,956	48,431
Pepco Holdings Inc	1,700	33,949
PG&E Corp	2,830	122,765
Pinnacle West Capital Corp	969	43,857
PPL Corp	2,877	81,103
Progress Energy Inc	2,285	108,812
Public Service Enterprise Group Inc	3,861	129,344
SCANA Corp	845	34,366
Sempra Energy	1,880	103,720
Southern Co	6,412	256,993
TECO Energy Inc	1,982	38,054
Wisconsin Energy Corp	1,938	60,601
Xcel Energy Inc	3,728	92,231
Total Utilities		3,072,457

Total Common Stock (Cost $62,773,985)		91,428,476

Short-Term Investments (0.11%)

United States Treasury Bills (0.11%)	Par Value
United States T-Bill 6/30/2011 (b)	$100,000	99,998
Total United States Treasury Bills		99,998

Total Short-Term Investments (Cost $99,998)		99,998

Total Investments (Cost $62,873,983) (a) (99.33%)		91,528,474
Other Net Assets (0.67%)		620,229
Net Assets (100.00%)		$92,148,703

* Non-income producing security

(a) Aggregate cost for federal income tax purpose is $63,409,279. At May 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$37,094,905
Unrealized depreciation	(8,975,710)
Net unrealized appreciation	$28,119,195

(b) At May 31, 2011, certain United States Treasury Bills with a market value of $99,998 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2011: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Appreciation
10 / Jun 2011 / Long	$5,800

S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011
Common Stock (99.43%)

Basic Materials (5.16%)	Shares	Value
Albemarle Corp	11,635	$824,223
Ashland Inc	9,407	642,874
Cabot Corp	8,291	350,129
Carpenter Technology Corp	5,419	284,877
Compass Minerals International Inc	3,900	362,583
Cytec Industries Inc	6,170	346,692
Intrepid Potash Inc*	5,237	168,579
Louisiana-Pacific Corp*	15,807	132,463
Lubrizol Corp	7,964	1,071,157
Minerals Technologies Inc	2,377	161,636
NewMarket Corp	1,215	211,677
Olin Corp	9,967	239,407
Potlatch Corp	5,047	181,692
Rayonier Inc	10,085	669,543
Reliance Steel & Aluminum Co	8,121	418,313
RPM International Inc	16,388	385,118
Sensient Technologies Corp	6,210	236,291
Steel Dynamics Inc	26,167	447,456
Valspar Corp	12,797	492,173
Total Basic Materials		7,626,883

Communications (4.27%)
ADTRAN Inc	7,098	304,220
AOL Inc*	13,679	281,377
Ciena Corp*	11,617	310,755
Digital River Inc*	4,892	159,235
Equinix Inc*	4,947	501,626
Factset Research Systems Inc	5,343	592,325
Harte-Hanks Inc	5,400	44,280
John Wiley & Sons Inc	5,992	317,576
Lamar Advertising Co*	6,762	196,368
Meredith Corp	4,491	141,961
NeuStar Inc*	9,438	252,561
Plantronics Inc	6,235	228,014
Polycom Inc*	10,711	614,919
Rackspace Hosting Inc*	11,400	501,600
RF Micro Devices Inc*	34,034	214,414
Scholastic Corp	3,237	88,176
Telephone & Data Systems Inc	11,882	388,541
TIBCO Software Inc*	20,000	561,800
tw telecom inc*	18,967	411,584
ValueClick Inc*	10,872	196,240
Total Communications		6,307,572

Consumer, Cyclical (13.45%)
99 Cents Only Stores*	5,769	119,188
Advance Auto Parts Inc	10,210	634,041
Aeropostale Inc*	12,163	229,881
Alaska Air Group Inc*	4,474	302,174
American Eagle Outfitters Inc	26,370	349,666
ANN Inc*	7,453	209,802
Ascena Retail Group Inc*	8,100	271,026
Bally Technologies Inc*	6,963	274,412
Barnes & Noble Inc	5,201	102,044
BJ's Wholesale Club Inc*	7,067	356,318
Bob Evans Farms Inc	3,936	123,394
BorgWarner Inc*	13,815	1,001,725
Boyd Gaming Corp*	8,100	76,464
Brinker International Inc	13,006	335,295
Cheesecake Factory Inc*	7,645	242,882
Chico's FAS Inc	22,589	340,642
Coldwater Creek Inc*	7,359	13,835
Collective Brands Inc*	8,137	126,937
Copart Inc*	8,537	401,239
Deckers Outdoor Corp*	4,500	409,950
Dick's Sporting Goods Inc*	11,344	450,811
Dollar Tree Inc*	15,203	969,038
DreamWorks Animation SKG Inc*	9,580	229,058
Foot Locker Inc	19,852	495,109
Fossil Inc*	6,292	665,945
Guess? Inc	7,367	336,819
Hanesbrands Inc*	12,076	366,024
Herman Miller Inc	7,093	178,034
HNI Corp	5,716	142,386
Ingram Micro Inc*	20,766	394,762
International Speedway Corp	1,999	57,191
JetBlue Airways Corp*	26,163	158,809
KB Home	9,389	115,297
Life Time Fitness Inc*	3,300	121,407
LKQ Corp*	17,946	477,184
MDC Holdings Inc	4,769	128,525
Mohawk Industries Inc*	6,621	440,429
MSC Industrial Direct Co	5,580	387,866
NVR Inc*	753	561,738
Office Depot Inc*	34,148	143,763
Oshkosh Corp*	11,354	314,506
Owens & Minor Inc	7,969	275,727
Panera Bread Co*	4,000	500,120
PetSmart Inc	14,283	647,020
Phillips-Van Heusen Corp	6,554	432,367
Polaris Industries Inc	3,900	430,365
Regis Corp	3,403	50,807
Rovi Corp*	13,078	758,001
Ryland Group Inc	6,000	109,680
Saks Inc*	19,221	217,390
Tech Data Corp*	6,457	305,868
Thor Industries Inc	4,503	145,447
Timberland Co*	5,619	183,573
Toll Brothers Inc*	17,402	378,494
Tractor Supply Co	8,986	567,556
Under Armour Inc*	4,775	311,235
Warnaco Group Inc*	5,776	318,546
Watsco Inc	3,300	220,902
Wendy's/Arby's Group Inc	45,835	230,550
Williams-Sonoma Inc	13,419	525,354
WMS Industries Inc*	6,890	216,759
Total Consumer, Cyclical		19,881,377

Consumer, Non-Cyclical (18.17%)
Aaron's Inc	10,335	291,550
Alliance Data Systems Corp*	6,633	623,038
American Greetings Corp	5,009	120,216
Bio-Rad Laboratories Inc*	2,442	303,858
Career Education Corp*	8,895	191,243
Charles River Laboratories International Inc*	8,363	323,481
Church & Dwight Co Inc	8,928	750,845
Community Health Systems Inc*	11,795	337,809
Convergys Corp*	15,607	199,457
Cooper Cos Inc	5,700	426,987
Corinthian Colleges Inc*	3,417	13,190
Corn Products International Inc	9,500	538,935
Corporate Executive Board Co	4,332	182,161
Corrections Corp of America*	14,658	337,134
Covance Inc*	8,126	478,296
Deluxe Corp	6,498	167,259
Endo Pharmaceuticals Holdings Inc*	14,882	619,538
Flowers Foods Inc	9,810	326,967
FTI Consulting Inc*	5,676	216,653
Gartner Inc*	7,640	298,189
Gen-Probe Inc*	6,230	509,552
Global Payments Inc	10,285	534,409
Green Mountain Coffee Roasters Inc*	13,296	1,095,191
Hansen Natural Corp*	9,045	648,074
Health Management Associates Inc*	31,525	359,385
Health Net Inc*	13,191	423,299
Henry Schein Inc*	11,484	824,780
Hill-Rom Holdings Inc	7,954	363,021
Hologic Inc*	32,740	703,910
IDEXX Laboratories Inc*	7,436	585,362
Immucor Inc*	8,901	186,298
ITT Educational Services Inc*	3,638	250,222
Kinetic Concepts Inc*	8,000	474,720
Korn/Ferry International*	5,795	123,781
Lancaster Colony Corp	2,467	149,599
Lender Processing Services Inc	12,160	323,213
LifePoint Hospitals Inc*	6,951	291,942
Lincare Holdings Inc	12,967	393,159
Manpower Inc	9,957	608,671
Masimo Corp	6,809	209,172
Medicis Pharmaceutical Corp	7,549	282,861
Mednax Inc*	5,800	435,870
Navigant Consulting Inc*	600	6,060
Omnicare Inc	10,215	321,160
Perrigo Co	10,210	873,567
Pharmaceutical Product Development Inc	14,996	432,635
Ralcorp Holdings Inc*	7,197	632,904
Rent-A-Center Inc	8,390	272,339
ResMed Inc*	19,026	612,637
Rollins Inc	8,295	166,895
Ruddick Corp	5,178	227,573
Scotts Miracle-Gro Co	5,720	330,044
Service Corp International	32,159	369,185
Smithfield Foods Inc*	17,874	374,460
Sotheby's	8,490	361,334
STERIS Corp	7,453	268,979
Strayer Education Inc	1,778	213,680
Techne Corp	4,727	385,251
Thoratec Corp*	7,217	250,935
Tootsie Roll Industries Inc	3,540	103,864
Towers Watson & Co	5,412	343,391
Tupperware Brands Corp	8,066	528,000
United Rentals Inc*	7,634	208,714
United Therapeutics Corp*	6,013	388,259
Universal Corp	3,132	132,076
Universal Health Services Inc	12,488	680,471
Valeant Pharmaceuticals International Inc	190	9,948
VCA Antech Inc*	10,848	265,234
Vertex Pharmaceuticals Inc*	24,455	1,320,324
WellCare Health Plans Inc*	5,371	264,522
Total Consumer, Non-Cyclical		26,867,738

Energy (6.58%)
Arch Coal Inc	19,850	593,317
Atwood Oceanics Inc*	7,177	311,051
Bill Barrett Corp*	4,906	218,660
Cimarex Energy Co	10,599	1,016,761
Comstock Resources Inc*	5,831	175,338
Dril-Quip Inc*	4,000	296,720
Exterran Holdings Inc*	6,210	133,826
Forest Oil Corp*	14,249	426,045
Frontier Oil Corp	13,283	396,630
Helix Energy Solutions Group Inc*	12,997	227,707
National Fuel Gas Co	10,224	736,537
Northern Oil and Gas Inc*	6,417	128,982
Oceaneering International Inc*	6,965	567,648
Oil States International Inc*	6,200	490,110
Patriot Coal Corp*	9,514	220,059
Patterson-UTI Energy Inc	19,495	610,778
Plains Exploration & Production Co*	14,179	522,496
Pride International Inc*	22,149	901,463
Questar Corp	21,800	377,794
Quicksilver Resources Inc*	14,484	206,976
SM Energy Co	7,600	505,324
Superior Energy Services Inc*	9,928	372,002
Unit Corp*	5,126	295,206
Total Energy		9,731,430

Financial (17.93%)
Affiliated Managers Group Inc*	5,337	564,281
Alexandria Real Estate Equities Inc	5,549	458,014
AMB Property Corp	16,568	612,850
American Financial Group Inc	10,030	356,667
Apollo Investment Corp	24,039	274,285
Arthur J Gallagher & Co	12,920	370,933
Aspen Insurance Holdings Ltd	8,690	233,413
Associated Banc-Corp	21,177	298,384
Astoria Financial Corp	10,346	150,224
BancorpSouth Inc	1,100	14,124
Bank of Hawaii Corp	6,084	288,382
BRE Properties Inc	6,897	351,885
Brown & Brown Inc	14,962	394,847
Camden Property Trust	8,144	523,496
Cathay General Bancorp	9,505	154,932
City National Corp	5,490	309,252
Commerce Bancshares Inc	9,719	415,779
CoreLogic Inc*	12,759	231,065
Corporate Office Properties Trust	7,392	261,825
Cousins Properties Inc	12,923	113,335
Cullen/Frost Bankers Inc	7,607	443,032
Duke Realty Corp	28,430	427,587
East West Bancorp Inc	17,900	359,611
Eaton Vance Corp	14,907	470,316
Equity One Inc	4,171	81,793
Essex Property Trust Inc	3,695	508,469
Everest Re Group Ltd	7,263	646,189
Federal Realty Investment Trust	7,765	680,214
Fidelity National Financial Inc	29,241	467,271
First American Financial Corp	12,759	205,165
First Niagara Financial Group Inc	38,086	540,821
FirstMerit Corp	10,895	177,480
Fulton Financial Corp	22,371	249,213
Greenhill & Co Inc	3,000	166,980
Hanover Insurance Group Inc	5,550	227,883
HCC Insurance Holdings Inc	14,278	472,459
Highwoods Properties Inc	9,021	325,478
Hospitality Properties Trust	9,754	240,729
International Bancshares Corp	6,582	112,355
Jefferies Group Inc	15,155	335,532
Jones Lang LaSalle Inc	5,309	515,769
Liberty Property Trust	14,292	515,370
Macerich Co	16,036	871,876
Mack-Cali Realty Corp	9,981	352,928
Mercury General Corp	4,518	188,265
Nationwide Health Properties Inc	14,461	633,392
New York Community Bancorp Inc	52,777	854,986
Old Republic International Corp	30,543	379,649
Omega Healthcare Investors Inc	10,802	229,975
Prosperity Bancshares Inc	5,888	257,600
Protective Life Corp	10,115	244,176
Raymond James Financial Inc	12,533	447,929
Realty Income Corp	13,235	465,078
Regency Centers Corp	8,320	385,299
Reinsurance Group of America Inc	9,239	586,677
Senior Housing Properties Trust	16,166	390,409
SL Green Realty Corp	9,801	882,187
StanCorp Financial Group Inc	6,237	269,314
SVB Financial Group*	5,204	309,014
Synovus Financial Corp	96,764	230,298
Taubman Centers Inc	6,600	399,762
TCF Financial Corp	15,890	239,145
Transatlantic Holdings Inc	6,000	279,240
Trustmark Corp	6,874	163,876
UDR Inc	19,395	505,434
Unitrin Inc	6,331	188,854
Valley National Bancorp	20,686	281,123
Waddell & Reed Financial Inc	10,830	418,038
Washington Federal Inc	14,249	226,417
Webster Financial Corp	8,163	170,280
Weingarten Realty Investors	14,841	395,067
Westamerica Bancorporation	3,706	186,412
WR Berkley Corp	15,737	521,052
Total Financial		26,501,441

Industrial (18.91%)
Acuity Brands Inc	5,100	310,896
Aecom Technology Corp*	14,292	409,752
AGCO Corp*	11,733	606,244
Alexander & Baldwin Inc	5,208	255,036
Alliant Techsystems Inc	4,179	298,924
AMETEK Inc	20,529	892,805
Aptargroup Inc	8,577	457,926
Arrow Electronics Inc*	15,201	678,421
Avnet Inc*	19,199	695,004
BE Aerospace Inc*	12,829	480,061
Brink's Co	5,706	169,754
Bucyrus International Inc	9,535	875,789
Carlisle Cos Inc	7,775	377,865
Clean Harbors Inc*	2,895	292,858
Commercial Metals Co	14,094	209,860
Con-way Inc	6,247	246,944
Crane Co	5,938	292,090
Donaldson Co Inc	9,808	585,636
Energizer Holdings Inc*	8,854	682,201
Gardner Denver Inc	6,468	541,889
GATX Corp	5,850	232,362
Gentex Corp	17,493	513,420
Graco Inc	7,611	384,812
Granite Construction Inc	4,268	117,327
Greif Inc	4,350	287,622
Harsco Corp	10,193	341,567
Hubbell Inc	7,248	479,528
Huntington Ingalls Industries Inc*	6,000	219,420
IDEX Corp	10,258	465,098
Itron Inc*	5,092	260,965
JB Hunt Transport Services Inc	10,939	501,553
Kansas City Southern*	12,184	717,516
KBR Inc	18,352	684,897
Kennametal Inc	10,331	431,113
Kirby Corp*	6,829	392,463
Landstar System Inc	6,452	305,309
Lennox International Inc	6,180	288,050
Lincoln Electric Holdings Inc	5,397	402,886
Martin Marietta Materials Inc	5,665	485,264
Matthews International Corp	3,849	150,457
Mettler-Toledo International Inc*	4,283	716,846
Mine Safety Appliances Co	3,834	144,082
National Instruments Corp	10,801	315,389
Nordson Corp	8,528	443,627
Overseas Shipholding Group Inc	2,966	81,001
Packaging Corp of America	13,070	380,337
Pentair Inc	12,481	505,231
Regal-Beloit Corp	4,674	322,506
Rock-Tenn Co	4,600	353,418
Shaw Group Inc*	7,800	284,934
Silgan Holdings Inc	6,792	304,893
Sonoco Products Co	12,693	449,586
SPX Corp	6,256	518,685
Teleflex Inc	5,042	313,108
Temple-Inland Inc	13,567	322,081
Terex Corp*	13,719	406,768
Thomas & Betts Corp*	6,646	363,869
Tidewater Inc	6,562	358,613
Timken Co	10,079	520,278
Trimble Navigation Ltd*	15,277	667,452
Trinity Industries Inc	10,062	346,032
URS Corp*	10,651	469,283
Valmont Industries Inc	2,476	248,145
Vishay Intertechnology Inc*	19,987	317,194
Wabtec Corp	6,037	408,041
Waste Connections Inc	14,982	471,034
Werner Enterprises Inc	5,556	139,344
Woodward Inc	7,201	253,619
Worthington Industries Inc	7,733	168,811
Zebra Technologies Corp*	7,463	331,730
Total Industrial		27,947,521

Technology (9.27%)
ACI Worldwide Inc*	4,316	139,709
Acxiom Corp*	9,766	134,283
Advent Software Inc*	4,408	123,204
Allscripts Healthcare Solutions Inc*	22,600	454,486
ANSYS Inc*	11,257	645,814
Atmel Corp*	57,581	864,866
Broadridge Financial Solutions Inc	17,370	397,426
Cadence Design Systems Inc*	34,111	364,647
Concur Technologies Inc*	5,500	274,835
Cree Inc*	13,153	577,285
Cypress Semiconductor Corp*	20,441	478,728
Diebold Inc	7,743	255,906
DST Systems Inc	4,985	250,596
Fair Isaac Corp	6,115	178,864
Fairchild Semiconductor International Inc*	15,263	275,497
Informatica Corp*	11,352	665,908
International Rectifier Corp*	9,046	260,344
Intersil Corp	3,285	47,140
Jack Henry & Associates Inc	10,748	335,768
Lam Research Corp*	14,950	702,575
Mantech International Corp	2,960	133,259
Mentor Graphics Corp*	11,732	157,326
MICROS Systems Inc*	10,112	516,319
MSCI Inc*	13,132	495,996
NCR Corp*	20,205	394,402
Parametric Technology Corp*	14,961	348,442
QLogic Corp*	13,018	210,631
Quest Software Inc*	7,913	179,586
Riverbed Technology Inc*	16,800	637,056
SEI Investments Co	16,438	388,594
Semtech Corp*	7,825	223,952
Silicon Laboratories Inc*	5,796	249,112
Skyworks Solutions Inc*	23,000	585,810
Solera Holdings Inc	8,837	522,178
SRA International Inc*	5,467	169,204
Synopsys Inc*	18,497	505,708
Varian Semiconductor Equipment Associates Inc*	9,120	560,105
Total Technology		13,705,561

Utilities (5.69%)
AGL Resources Inc	9,823	403,824
Alliant Energy Corp	14,041	577,506
Atmos Energy Corp	11,752	391,929
Aqua America Inc	17,295	393,807
Black Hills Corp	4,932	152,991
Cleco Corp	7,676	269,351
DPL Inc	15,200	458,584
Dynegy Inc*	12,805	77,598
Energen Corp	9,106	567,031
Great Plains Energy Inc	14,309	302,922
Hawaiian Electric Industries Inc	11,684	290,114
IDACORP Inc	6,047	238,070
MDU Resources Group Inc	23,828	563,056
NSTAR	13,555	624,072
NV Energy Inc	29,785	469,709
OGE Energy Corp	12,284	627,344
PNM Resources Inc	9,837	162,606
Southern Union Co	15,746	477,576
UGI Corp	13,806	452,561
Vectren Corp	10,299	290,638
Westar Energy Inc	13,837	376,228
WGL Holdings Inc	6,363	249,748
Total Utilities		8,417,265

Total Common Stock (Cost $99,588,251)		146,986,788

Short-Term Investments (0.27%)

United States Treasury Bills (0.27%)	Par Value
United States T-Bill 6/30/2011 (b)	$400,000	399,944
Total United States Treasury Bills		399,944

Total Short-Term Investments (Cost $399,944)		399,944

Total Investments (Cost $99,988,195) (a) (99.70%)		147,386,732
Other Net Assets (0.30%)		443,628
Net Assets (100.00%)		$147,830,360

* Non-income producing security

(a) Aggregate cost for federal income tax purpose is $99,994,128. At May 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$50,362,697
Unrealized depreciation	(2,970,093)
Net unrealized appreciation	$47,392,604

(b) At May 31, 2011, certain United States Treasury Bills with a market value of $399,944 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2011: Contracts - $100 times premium / delivery month / commitment

S&P Midcap 400 E-mini	Unrealized Appreciation
8 / Jun 2011 / Long	$5,720

S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011
Common Stock (92.07%)

Basic Materials (2.86%)	Shares	Value
AMCOL International Corp	1,466	$53,832
American Vanguard Corp	1,345	16,073
Arch Chemicals Inc	1,494	54,008
Balchem Corp	1,650	71,198
Buckeye Technologies Inc	2,745	69,915
Century Aluminum Co*	3,416	55,134
Clearwater Paper Corp*	752	51,956
Deltic Timber Corp	590	33,931
HB Fuller Co	3,124	69,634
Kaiser Aluminum Corp	1,000	52,740
KapStone Paper and Packaging Corp*	2,655	43,675
Materion Corp*	1,269	50,341
Neenah Paper Inc	750	17,393
Olympic Steel Inc	500	14,660
OM Group Inc*	1,855	69,154
Penford Corp*	400	2,328
PolyOne Corp	5,408	82,364
Quaker Chemical Corp	439	19,123
RTI International Metals Inc*	1,786	68,100
Schulman A Inc	1,547	39,433
Schweitzer-Mauduit International Inc	1,053	55,472
Stepan Co	400	26,852
Wausau Paper Corp	3,194	21,911
Zep Inc	1,342	25,001
Total Basic Materials		1,064,228

Communications (4.49%)
Anixter International Inc	1,885	127,596
Arris Group Inc*	8,093	91,370
Atlantic Tele-Network Inc	630	24,085
Black Box Corp	1,103	36,355
Blue Coat Systems Inc*	3,002	68,896
Blue Nile Inc*	800	40,000
Cbeyond Inc*	1,695	24,340
Cincinnati Bell Inc*	14,029	44,612
comScore Inc*	1,251	35,116
Comtech Telecommunications Corp	1,600	44,464
DealerTrack Holdings Inc*	2,690	62,327
DG FastChannel Inc*	1,700	60,146
Dolan Co*	2,121	22,228
EMS Technologies Inc*	1,000	26,090
eResearchTechnology Inc*	2,768	17,549
EW Scripps Co*	1,800	15,444
General Communication Inc*	2,942	36,334
Harmonic Inc*	6,254	48,719
Infospace Inc*	1,900	17,670
j2 Global Communications Inc*	2,976	86,274
Knot Inc*	1,600	16,416
Liquidity Services Inc*	1,100	23,056
LogMeIn Inc*	1,100	47,872
Netgear Inc*	2,491	104,248
Network Equipment Technologies Inc*	1,066	2,921
Neutral Tandem Inc*	1,995	33,855
Novatel Wireless Inc*	1,500	8,010
NTELOS Holdings Corp	1,813	37,801
Nutrisystem Inc	1,800	25,488
Oplink Communications Inc*	1,360	25,133
PC-Tel Inc*	942	6,519
Perficient Inc*	1,900	21,185
Sourcefire Inc*	1,900	50,749
Stamps.com Inc	1,100	13,684
Symmetricom Inc*	2,100	11,907
Tekelec*	4,296	39,094
United Online Inc	5,300	32,224
USA Mobility Inc	1,400	22,764
Viasat Inc*	3,352	148,393
Websense Inc*	2,754	68,437
Total Communications		1,669,371

Consumer, Cyclical (13.60%)
Allegiant Travel Co*	1,000	45,610
Arctic Cat Inc*	1,013	14,537
Audiovox Corp*	1,050	7,991
Big 5 Sporting Goods Corp	1,300	12,350
Biglari Holdings Inc*	63	25,102
BJ's Restaurants Inc*	1,300	66,599
Brightpoint Inc*	4,688	42,380
Brown Shoe Co Inc	2,695	27,785
Brunswick Corp	6,164	133,636
Buckle Inc	1,350	57,632
Buffalo Wild Wings Inc*	1,200	75,168
Cabela's Inc*	2,300	56,488
California Pizza Kitchen Inc*	1,500	27,615
Callaway Golf Co	3,839	25,990
Carter's Inc*	3,700	117,290
Casey's General Stores Inc	3,031	125,635
Cash America International Inc	1,744	90,793
Cato Corp	1,862	50,684
CEC Entertainment Inc	1,417	57,658
Childrens Place Retail Stores Inc*	1,478	74,255
Christopher & Banks Corp	1,875	11,231
Cracker Barrel Old Country Store Inc	1,300	61,594
CROCS Inc*	6,066	137,880
DineEquity Inc*	898	48,276
DTS Inc*	1,151	53,038
Ethan Allen Interiors Inc	1,913	44,516
Ezcorp Inc*	2,900	95,091
Finish Line Inc	2,948	67,981
First Cash Financial Services Inc*	2,107	87,967
Fred's Inc	2,610	37,976
G&K Services Inc	1,371	43,365
Genesco Inc*	1,318	59,297
Group 1 Automotive Inc	1,453	56,275
Haverty Furniture Cos Inc	1,157	12,877
Hibbett Sports Inc*	1,704	70,955
HOT Topic Inc	2,397	18,673
HSN Inc*	2,300	80,983
Iconix Brand Group Inc*	4,587	113,299
Insight Enterprises Inc*	2,982	50,008
Interface Inc	4,469	86,028
Interval Leisure Group Inc*	2,300	31,188
Jack in the Box Inc*	3,444	76,491
Jakks Pacific Inc*	1,604	31,807
JOS A Bank Clothiers Inc*	1,725	98,498
K-Swiss Inc*	1,713	18,894
La-Z-Boy Inc*	2,673	29,590
Lithia Motors Inc	1,000	17,900
Liz Claiborne Inc*	6,200	40,486
Lumber Liquidators Holdings Inc*	1,620	43,691
M/I Homes Inc*	700	8,799
Maidenform Brands Inc*	1,100	33,143
Marcus Corp	1,435	15,068
MarineMax Inc*	800	6,656
Men's Wearhouse Inc	3,043	104,770
Meritage Homes Corp*	2,050	51,250
Mobile Mini Inc*	2,228	50,130
Monarch Casino & Resort Inc*	600	5,592
Multimedia Games Holding Co Inc*	1,431	7,899
MWI Veterinary Supply Inc*	800	67,440
National Presto Industries Inc	327	34,286
Nautilus Inc*	1,674	4,185
O'Charleys Inc*	1,466	10,629
OfficeMax Inc*	5,911	49,416
Oxford Industries Inc	832	31,574
Papa John's International Inc*	1,264	41,876
PEP Boys-Manny Moe & Jack	3,075	43,665
Perry Ellis International Inc*	700	21,844
PetMed Express Inc	1,300	16,653
PF Chang's China Bistro Inc	1,512	61,070
Pinnacle Entertainment Inc*	3,726	54,139
Pool Corp	3,136	94,833
Quiksilver Inc*	6,824	31,800
Red Robin Gourmet Burgers Inc*	800	29,360
Ruby Tuesday Inc*	4,509	47,795
Ruth's Hospitality Group Inc*	1,000	5,350
Scansource Inc*	1,686	59,735
School Specialty Inc*	1,075	16,534
Shuffle Master Inc*	3,655	39,803
Skechers U.S.A. Inc*	1,900	33,212
Skyline Corp	400	7,300
Skywest Inc	3,479	53,681
Sonic Automotive Inc	1,573	20,559
Sonic Corp*	3,769	43,306
Spartan Motors Inc	1,900	9,101
Stage Stores Inc	2,706	48,816
Standard Motor Products Inc	916	13,832
Standard Pacific Corp*	7,590	30,132
Stein Mart Inc	1,360	13,328
Steven Madden Ltd*	1,400	78,036
Superior Industries International Inc	1,200	26,292
Texas Roadhouse Inc	3,100	53,413
Toro Co	2,194	140,153
True Religion Apparel Inc*	1,500	44,085
Tuesday Morning Corp*	1,500	7,410
Unifirst Corp	800	42,896
United Stationers Inc	1,437	106,367
Universal Electronics Inc*	800	20,392
Vitamin Shoppe Inc*	1,700	69,241
Volcom Inc	800	19,576
Winnebago Industries Inc*	1,700	19,465
Wolverine World Wide Inc	3,060	119,707
World Fuel Services Corp	4,804	175,730
Zale Corp*	2,067	12,939
Zumiez Inc*	1,300	39,494
Total Consumer, Cyclical		5,054,810

Consumer, Non-Cyclical (19.03%)
Abaxis Inc*	1,300	40,469
ABM Industries Inc	2,908	66,244
Affymetrix Inc*	4,911	29,908
Air Methods Corp*	600	36,630
Align Technology Inc*	4,000	98,000
Alliance One International Inc*	4,676	18,143
Almost Family Inc*	422	12,749
Amedisys Inc*	1,756	54,963
American Medical Systems Holdings Inc*	4,820	144,311
American Public Education Inc*	1,070	46,845
AMERIGROUP Corp*	3,438	243,789
AMN Healthcare Services Inc*	1,700	14,705
Amsurg Corp*	2,051	53,141
Andersons Inc	1,000	43,330
Arbitron Inc	1,587	67,765
Arqule Inc*	1,302	9,400
B&G Foods Inc	3,200	59,328
Bio-Reference Labs Inc*	1,534	38,243
Blyth Inc	354	16,135
Boston Beer Co Inc*	500	41,905
Cal-Maine Foods Inc	800	23,848
Calavo Growers Inc	699	15,476
Cambrex Corp*	1,239	6,059
Cantel Medical Corp	765	18,138
Capella Education Co*	900	43,506
Cardtronics Inc*	2,030	44,944
Catalyst Health Solutions Inc*	2,500	152,575
CDI Corp	607	8,528
Centene Corp*	2,878	100,154
Central Garden and Pet Co*	3,900	39,234
Chemed Corp	1,343	90,747
Coinstar Inc*	2,000	106,260
CONMED Corp*	1,925	54,478
Consolidated Graphics Inc*	696	38,412
Cooper Cos Inc	3,174	237,764
Corinthian Colleges Inc*	5,867	22,647
Corvel Corp*	500	26,470
Cross Country Healthcare Inc*	1,840	14,113
CryoLife Inc*	1,813	10,171
Cubist Pharmaceuticals Inc*	3,700	142,561
Cyberonics Inc*	1,199	39,147
Diamond Foods Inc	1,527	113,655
Emergent Biosolutions Inc*	1,000	24,980
Ensign Group Inc	910	27,209
Enzo Biochem Inc*	1,519	6,076
Exponent Inc*	800	34,304
Forrester Research Inc	996	37,788
Gentiva Health Services Inc*	1,927	47,173
Geo Group Inc*	4,480	110,163
Great Atlantic & Pacific Tea Co*	1,319	245
Greatbatch Inc*	1,517	43,917
Haemonetics Corp*	1,591	107,599
Hain Celestial Group Inc*	2,470	88,327
Hanger Orthopedic Group Inc*	2,064	51,910
Healthcare Services Group Inc	3,825	65,255
Healthspring Inc*	3,979	174,479
Healthways Inc*	1,971	31,950
Heartland Payment Systems Inc	2,657	50,536
Heidrick & Struggles International Inc	972	20,363
Helen of Troy Ltd*	1,976	64,003
Hillenbrand Inc	4,100	93,275
HMS Holdings Corp*	1,888	147,377
ICU Medical Inc*	855	37,073
Insperity Inc	1,536	48,323
Integra LifeSciences Holdings Corp*	1,265	64,882
Invacare Corp	2,104	70,652
IPC The Hospitalist Co Inc*	1,130	57,381
J&J Snack Foods Corp	834	42,968
Kelly Services Inc*	1,581	27,873
Kendle International Inc*	700	10,535
Kensey Nash Corp*	574	15,102
Kid Brands Inc*	958	5,144
Landauer Inc	600	35,832
LCA-Vision Inc*	1,173	6,663
LHC Group Inc*	1,000	26,980
Live Nation Entertainment Inc*	10,378	119,658
Magellan Health Services Inc*	2,093	110,803
Mannatech Inc*	900	1,080
MAXIMUS Inc	1,113	93,269
Medcath Corp*	800	10,848
Medifast Inc*	932	24,903
Meridian Bioscience Inc	2,600	62,036
Merit Medical Systems Inc*	2,243	44,008
Midas Inc*	700	4,942
Molina Healthcare Inc*	1,200	32,616
Monro Muffler Brake Inc	1,800	58,230
Navigant Consulting Inc*	3,400	34,340
Nash Finch Co	881	33,099
Natus Medical Inc*	1,600	26,864
Neogen Corp*	1,467	65,780
On Assignment Inc*	2,167	24,205
Palomar Medical Technologies Inc*	1,000	14,180
Par Pharmaceutical Cos Inc*	2,000	68,720
Parexel International Corp*	3,378	85,024
Peet's Coffee & Tea Inc*	600	30,534
PharMerica Corp*	1,800	22,212
Pre-Paid Legal Services Inc*	540	35,834
Prestige Brands Holdings Inc*	3,400	43,894
PSS World Medical Inc*	3,553	103,819
Questcor Pharmaceuticals Inc*	4,322	99,709
Regeneron Pharmaceuticals Inc*	5,052	303,220
RehabCare Group Inc*	1,733	65,126
Salix Pharmaceuticals Ltd*	4,028	161,241
Sanderson Farms Inc	1,018	44,700
Savient Pharmaceuticals Inc*	3,505	29,757
SFN Group Inc*	3,098	32,188
Snyders-Lance Inc	3,213	68,308
Spartan Stores Inc	1,300	24,245
Standard Register Co	613	2,078
StarTek Inc*	740	3,441
SurModics Inc*	809	11,779
Symmetry Medical Inc*	2,200	22,484
TeleTech Holdings Inc*	1,900	34,390
Theragenics Corp*	1,389	2,625
TreeHouse Foods Inc*	2,461	149,949
TrueBlue Inc*	2,823	41,329
United Natural Foods Inc*	3,349	145,715
Universal Technical Institute Inc	1,300	23,582
Viad Corp	1,409	31,872
Viropharma Inc*	5,100	98,685
WD-40 Co	1,126	47,720
West Pharmaceutical Services Inc	2,100	97,608
Wright Express Corp*	2,661	143,588
Zoll Medical Corp*	1,200	72,972
Total Consumer, Non-Cyclical		7,070,436

Energy (5.72%)
Basic Energy Services Inc*	1,300	35,360
CARBO Ceramics Inc	1,501	225,555
Contango Oil & Gas Co*	893	55,330
Georesources Inc*	1,229	30,442
Gulf Island Fabrication Inc	900	30,600
Gulfport Energy Corp*	2,100	62,139
Headwaters Inc*	2,223	8,136
Holly Corp	3,070	191,292
Hornbeck Offshore Services Inc*	1,300	35,087
ION Geophysical Corp*	10,598	106,934
Lufkin Industries Inc	2,089	189,493
Matrix Service Co*	1,500	20,055
Oil States International Inc*	3,514	277,781
Penn Virginia Corp	2,700	39,393
Petroleum Development Corp*	1,627	59,141
Petroquest Energy Inc*	2,500	19,975
Pioneer Drilling Co*	2,900	42,456
SEACOR Holdings Inc	4,095	408,148
Seahawk Drilling Inc*	700	5,005
Stone Energy Corp*	3,374	108,845
Swift Energy Co*	2,894	113,532
Tetra Technologies Inc*	4,434	60,480
Total Energy		2,125,179

Financial (16.00%)
Acadia Realty Trust	2,180	45,017
AMERISAFE Inc*	1,249	28,902
Bank Mutual Corp	3,500	14,280
Bank of the Ozarks Inc	827	40,200
BioMed Realty Trust Inc	9,097	186,398
Boston Private Financial Holdings Inc	4,201	27,727
Brookline Bancorp Inc	3,628	31,672
Cedar Shopping Centers Inc	2,600	13,780
City Holding Co	946	30,527
Colonial Properties Trust	5,839	123,203
Columbia Banking System Inc	2,734	49,185
Community Bank System Inc	2,100	52,668
Delphi Financial Group Inc	3,777	110,175
DiamondRock Hospitality Co	11,511	132,377
Dime Community Bancshares Inc	1,914	26,834
EastGroup Properties Inc	1,500	70,365
eHealth Inc*	1,639	21,733
Employers Holdings Inc	3,092	51,358
Entertainment Properties Trust	3,235	157,156
Extra Space Storage Inc	5,400	117,504
First Commonwealth Financial Corp	4,800	28,080
First BanCorp*	341	1,725
First Financial Bancorp	4,036	64,576
First Financial Bankshares Inc	1,400	74,004
First Midwest Bancorp Inc	4,239	51,885
Forestar Group Inc*	2,000	36,460
Franklin Street Properties Corp	3,922	53,692
Getty Realty Corp	1,740	45,153
Glacier Bancorp Inc	3,950	56,169
Hancock Holding Co	2,051	66,268
Hanmi Financial Corp*	4,600	5,520
Healthcare Realty Trust Inc	4,479	98,628
Home Bancshares Inc	990	23,740
Home Properties Inc	2,616	161,930
Horace Mann Educators Corp	2,400	39,168
Independent Bank Corp	1,385	41,051
Infinity Property & Casualty Corp	809	43,006
Inland Real Estate Corp	3,700	33,781
Interactive Brokers Group Inc	2,600	44,616
Investment Technology Group Inc*	2,751	41,650
Kilroy Realty Corp	3,639	150,909
Kite Realty Group Trust	1,800	9,018
LaBranche & Co Inc*	3,500	14,140
LaSalle Hotel Properties	5,079	142,110
Lexington Realty Trust	8,649	81,647
LTC Properties Inc	1,500	44,280
M&T Bank Corp	326	28,786
Medical Properties Trust Inc	7,736	95,617
Mid-America Apartment Communities Inc	2,376	162,875
Nara Bancorp Inc*	1,163	9,874
National Financial Partners Corp*	2,400	31,368
National Penn Bancshares Inc	7,300	55,115
National Retail Properties Inc	5,152	132,819
Navigators Group Inc*	800	38,256
NBT Bancorp Inc	2,269	49,895
Old National Bancorp	5,190	56,052
optionsXpress Holdings Inc	2,500	45,750
Parkway Properties Inc	865	15,881
Pennsylvania Real Estate Investment Trust	3,850	66,066
Pinnacle Financial Partners Inc*	2,104	32,633
Piper Jaffray Cos*	1,018	33,818
Portfolio Recovery Associates Inc*	1,000	86,620
Post Properties Inc	3,391	142,761
Presidential Life Corp	1,505	15,878
PrivateBancorp Inc	3,486	57,066
ProAssurance Corp*	1,930	135,698
Prospect Capital Corp	5,800	67,918
Provident Financial Services Inc	3,500	50,015
PS Business Parks Inc	1,301	74,794
RLI Corp	1,092	65,804
S&T Bancorp Inc	1,500	27,945
Safety Insurance Group Inc	1,100	49,390
Saul Centers Inc	796	31,776
Selective Insurance Group Inc	3,244	53,753
Signature Bank*	2,822	160,628
Simmons First National Corp	826	21,592
Sovran Self Storage Inc	1,459	61,220
Sterling Bancorp	1,000	9,540
Sterling Bancshares Inc	7,088	60,177
Stewart Information Services Corp	928	9,716
Stifel Financial Corp*	3,669	147,751
Susquehanna Bancshares Inc	9,024	78,689
SWS Group Inc	1,780	11,570
Tanger Factory Outlet Centers	5,630	154,600
Texas Capital Bancshares Inc*	2,500	62,575
Tompkins Financial Corp	440	17,050
Tower Group Inc	2,331	56,643
TradeStation Group Inc*	1,300	12,662
Trustco Bank Corp NY	5,018	29,707
UMB Financial Corp	1,780	75,917
Umpqua Holdings Corp	6,596	79,020
United Bankshares Inc	2,434	59,025
United Community Banks Inc*	2,690	5,891
United Fire & Casualty Co	1,500	28,440
Universal Health Realty Income Trust	868	37,593
Urstadt Biddle Properties Inc	1,400	26,824
Whitney Holding Corp	7,060	94,816
Wilshire Bancorp Inc*	800	2,504
Wintrust Financial Corp	2,389	77,571
World Acceptance Corp*	952	63,479
Total Financial		5,943,690

Industrial (16.39%)
AAON Inc	800	26,960
AAR Corp	2,578	68,033
Actuant Corp	4,389	110,339
Advanced Energy Industries Inc*	2,153	31,972
Aerovironment Inc*	1,045	31,549
Albany International Corp	1,699	46,892
AM Castle & Co*	759	14,026
American Science & Engineering Inc	603	52,178
Analogic Corp	900	48,105
AO Smith Corp	2,262	93,805
Apogee Enterprises Inc	1,775	23,501
Applied Industrial Technologies Inc	2,236	79,646
Arkansas Best Corp	1,481	36,270
Astec Industries Inc*	1,314	49,301
AZZ Inc	804	35,472
Badger Meter Inc	981	36,513
Barnes Group Inc	2,870	69,196
Bel Fuse Inc	579	11,331
Belden Inc	3,064	110,120
Benchmark Electronics Inc*	3,834	66,252
Brady Corp	3,344	115,268
Briggs & Stratton Corp	3,004	62,633
Bristow Group Inc	2,161	99,298
Calgon Carbon Corp*	3,600	62,100
Cascade Corp	600	24,378
Ceradyne Inc*	1,721	77,032
Checkpoint Systems Inc*	2,228	40,349
CIRCOR International Inc	1,124	49,804
CLARCOR Inc	3,503	149,263
Cognex Corp	2,720	95,989
Comfort Systems USA Inc	2,300	23,851
CTS Corp	1,721	17,623
Cubic Corp	971	49,754
Curtiss-Wright Corp	2,954	100,761
Cymer Inc*	1,717	82,193
Daktronics Inc	1,886	20,275
Darling International Inc*	8,110	155,307
Drew Industries Inc	1,200	31,680
Dycom Industries Inc*	2,323	39,700
Eagle Materials Inc	2,900	83,549
Electro Scientific Industries Inc*	1,841	33,138
EMCOR Group Inc*	4,304	130,712
Encore Wire Corp	1,100	26,719
EnPro Industries Inc*	1,100	50,138
ESCO Technologies Inc	1,736	65,222
Esterline Technologies Corp*	1,986	150,181
FARO Technologies Inc*	1,000	44,760
Federal Signal Corp	4,325	28,415
FEI Co*	2,405	93,819
Forward Air Corp	1,656	58,126
GenCorp Inc*	2,884	18,112
Gerber Scientific Inc*	1,029	9,971
Gibraltar Industries Inc*	1,600	20,896
Griffon Corp*	2,720	28,805
Heartland Express Inc	3,631	60,347
HUB Group Inc*	2,500	95,400
II-VI Inc*	1,500	85,290
Insituform Technologies Inc*	2,572	66,383
Intermec Inc*	3,246	39,212
Intevac Inc*	1,100	13,057
John Bean Technologies Corp	1,600	31,424
Kaman Corp	1,548	55,852
Kaydon Corp	2,247	81,723
Knight Transportation Inc	3,784	64,706
Lawson Products Inc	456	8,596
Lindsay Corp	749	50,243
Littelfuse Inc	1,432	85,920
LoJack Corp*	1,100	4,829
LSB Industries Inc*	1,129	53,447
Lydall Inc*	745	8,910
Magnetek Inc*	1,366	3,169
Methode Electronics Inc	2,454	29,350
Moog Inc*	2,802	115,022
Movado Group Inc	1,100	18,216
Mueller Industries Inc	2,395	89,046
Myers Industries Inc	1,536	16,082
NCI Building Systems Inc*	220	2,389
Newport Corp*	2,500	45,475
Old Dominion Freight Line Inc*	2,700	100,791
Orbital Sciences Corp*	3,900	73,359
Orion Marine Group Inc*	1,870	19,897
OSI Systems Inc*	1,100	43,978
Park Electrochemical Corp	1,318	39,685
Plexus Corp*	2,500	93,200
Powell Industries Inc*	616	21,160
Pulse Electronics Corp	2,470	12,152
Quanex Building Products Corp	2,196	43,569
Robbins & Myers Inc	3,121	137,511
Rofin-Sinar Technologies Inc*	1,700	61,438
Rogers Corp*	1,150	53,970
Simpson Manufacturing Co Inc	2,290	64,166
Standex International Corp	564	18,736
STR Holdings Inc*	2,800	44,268
Sturm Ruger & Co Inc	1,292	28,450
Teledyne Technologies Inc*	2,366	116,171
Tetra Tech Inc*	3,868	94,108
Texas Industries Inc	1,686	70,627
Tredegar Corp	1,471	28,523
Triumph Group Inc	4,914	459,556
TTM Technologies Inc*	2,500	41,400
Universal Forest Products Inc	1,181	34,521
Vicor Corp	1,051	17,405
Watts Water Technologies Inc	1,855	64,906
Total Industrial		6,088,917

Technology (10.58%)
Agilysys Inc*	1,491	10,154
ATMI Inc*	2,001	38,399
Avid Technology Inc*	2,399	41,911
Blackbaud Inc	2,700	76,005
Bottomline Technologies Inc*	2,200	57,200
Brooks Automation Inc*	4,331	49,114
Cabot Microelectronics Corp*	1,500	75,375
CACI International Inc*	1,895	120,958
Ceva Inc*	1,529	52,491
Ciber Inc*	2,938	17,922
Cohu Inc	1,484	19,589
CommVault Systems Inc*	2,757	113,974
Computer Programs & Systems Inc	624	39,156
CSG Systems International Inc*	2,100	40,089
Cypress Semiconductor Corp*	11,531	270,055
Digi International Inc*	1,689	19,913
Diodes Inc*	2,499	72,971
DSP Group Inc*	1,496	12,357
Ebix Inc*	2,652	52,510
EPIQ Systems Inc	2,381	35,620
Exar Corp*	2,852	18,139
Hittite Microwave Corp*	1,713	108,638
Hutchinson Technology Inc*	1,338	3,345
iGate Corp	2,019	37,251
Integral Systems Inc*	1,100	13,057
Interactive Intelligence Inc*	761	27,632
JDA Software Group Inc*	3,042	100,477
Kopin Corp*	3,225	16,802
Kulicke & Soffa Industries Inc*	4,127	50,143
Manhattan Associates Inc*	1,548	55,651
Mercury Computer Systems Inc*	2,030	38,814
Micrel Inc	3,300	38,841
Microsemi Corp*	5,251	115,785
MicroStrategy Inc*	530	77,481
MKS Instruments Inc	2,900	76,270
Monolithic Power Systems Inc*	2,491	43,094
MTS Systems Corp	1,024	41,964
NCI Inc*	409	9,284
Netscout Systems Inc*	2,000	46,400
Omnicell Inc*	2,000	30,820
Pericom Semiconductor Corp*	1,192	10,990
Power Integrations Inc	1,900	69,958
Progress Software Corp*	4,514	122,194
Quality Systems Inc	1,200	103,296
Radiant Systems Inc*	1,286	27,006
Radisys Corp*	829	7,154
RightNow Technologies Inc*	1,641	54,317
Rudolph Technologies Inc*	1,360	15,953
Sigma Designs Inc*	1,600	14,384
Smith Micro Software Inc*	1,902	10,100
Standard Microsystems Corp*	1,264	33,900
Stratasys Inc*	1,200	42,240
Super Micro Computer Inc*	1,744	29,264
Supertex Inc*	890	19,455
SYKES Enterprises Inc*	2,200	47,586
Synaptics Inc*	2,272	63,730
Synchronoss Technologies Inc*	1,600	51,360
SYNNEX Corp*	1,264	41,383
Take-Two Interactive Software Inc*	5,054	82,835
Taleo Corp*	2,813	105,009
Tessera Technologies Inc*	2,966	51,312
THQ Inc*	4,085	16,871
TriQuint Semiconductor Inc*	11,059	143,214
Tyler Technologies Inc*	2,000	50,820
Ultratech Inc*	1,126	35,773
Varian Semiconductor Equipment Associates Inc*	5,047	309,961
Veeco Instruments Inc*	2,774	159,755
Volterra Semiconductor Corp*	1,868	46,084
Total Technology		3,931,555

Utilities (3.40%)
Allete Inc	1,680	66,998
American States Water Co	1,045	36,136
Avista Corp	3,283	81,845
Central Vermont Public Service Corp	573	19,654
CH Energy Group Inc	1,008	54,382
El Paso Electric Co*	2,842	88,500
Laclede Group Inc	1,463	55,023
New Jersey Resources Corp	2,721	125,384
Northwest Natural Gas Co	1,701	76,834
NorthWestern Corp	2,200	72,754
Piedmont Natural Gas Co Inc	5,013	157,759
South Jersey Industries Inc	2,000	111,940
Southwest Gas Corp	2,879	112,454
UIL Holdings Corp	3,440	113,967
Unisource Energy Corp	2,352	89,117
Total Utilities		1,262,747

Total Common Stock (Cost $27,977,856)		34,210,933

Short-Term Investments (1.35%)

United States Treasury Bills (1.35%)	Par Value
United States T-Bill 6/2/2011 (b)	$500,000	499,995
Total United States Treasury Bills		499,995

Total Short-Term Investments (Cost $499,995)		499,995

Total Investments (Cost $28,477,851) (a) (93.42%)		34,710,928
Other Net Assets (6.58%)		2,446,704
Net Assets (100.00%)		$37,157,632

* Non-income producing security

(a) Aggregate cost for federal income tax purpose is $28,477,851. At May 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$10,276,138
Unrealized depreciation	(4,043,061)
Net unrealized appreciation	$6,233,077

(b) At May 31, 2011, certain United States Treasury Bills with a market value of $499,995 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2011: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Appreciation
34 / Jun 2011 / Long	$142,790

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011
Common Stock (99.42%)

Basic Materials (2.87%)	Shares	Value

Chemicals (2.87%)
EI du Pont de Nemours & Co	8,550	$455,715
PPG Industries Inc	24,300	2,155,410
Praxair Inc	15,167	1,605,275
Sensient Technologies Corp	17,000	646,850
Total Basic Materials		4,863,250

Communications (6.14%)

Media (1.52%)
McGraw-Hill Cos Inc	21,678	920,665
Walt Disney Co	39,635	1,650,005
		2,570,670

Telecommunications (4.62%)
AT&T Inc	67,869	2,141,946
Cisco Systems Inc	53,000	890,400
Harris Corp	9,840	486,490
Qualcomm Inc	21,075	1,234,784
Rogers Communications Inc	15,840	605,722
Verizon Communications Inc	67,370	2,487,974
		7,847,316

Total Communications		10,417,986

Consumer, Cyclical (7.54%)

Auto Manufacturers (0.65%)
Ford Motor Co*	74,200	1,107,064

Retail (6.89%)
Best Buy Co Inc	16,900	536,744
CVS Caremark Corp	20,500	793,145
Home Depot Inc	35,450	1,286,126
Ltd Brands Inc	26,100	1,042,956
Lowe's Cos Inc	16,060	387,688
McDonald's Corp	25,868	2,109,277
Ross Stores Inc	7,092	581,260
Starbucks Corp	44,300	1,629,797
TJX Cos Inc	10,550	559,361
Target Corp	25,139	1,245,135
Wal-Mart Stores Inc	27,500	1,518,550
		11,690,039

Total Consumer, Cyclical		12,797,103

Consumer, Non-Cyclical (21.89%)

Agriculture (2.67%)
Altria Group Inc	36,200	1,015,772
Lorillard Inc	5,800	668,624
Philip Morris International Inc	26,175	1,878,056
Reynolds American Inc	24,384	969,996
		4,532,448

Beverages (0.96%)
PepsiCo Inc	23,000	1,635,760

Biotechnology (1.25%)
Amgen Inc*	6,700	405,618
Celgene Corp*	19,135	1,165,513
Gilead Sciences Inc*	13,000	542,620
		2,113,751

Commercial Services (0.49%)
Lender Processing Services Inc	17,011	452,152
Moody's Corp	9,592	382,817
		834,969

Cosmetics / Personal Care (1.65%)
Colgate-Palmolive Co	7,000	612,710
Procter & Gamble Co	32,580	2,182,860
		2,795,570

Food (2.79%)
ConAgra Foods Inc	29,050	738,742
HJ Heinz Co	15,000	823,800
Kraft Foods Inc	41,134	1,438,456
McCormick & Co Inc	16,500	828,135
Safeway Inc	17,400	429,780
Sara Lee Corp	23,800	465,290
		4,724,203

Healthcare - Products (3.09%)
Baxter International Inc	31,386	1,868,095
Covidien PLC	8,835	485,925
Hologic Inc*	16,200	348,300
Johnson & Johnson	30,000	2,018,700
Varian Medical Systems Inc*	7,640	516,006
		5,237,026

Healthcare - Services (2.92%)
Aetna Inc	14,384	628,293
Healthsouth Corp*	74,000	2,077,180
UnitedHealth Group Inc	10,500	513,975
WellPoint Inc	22,100	1,727,557
		4,947,005

Household Products / Wares (0.81%)
Kimberly-Clark Corp	11,500	785,450
Tupperware Brands Corp	9,000	589,140
		1,374,590

Pharmaceuticals (5.26%)
Abbott Laboratories	28,510	1,489,648
AmerisourceBergen Corp	31,212	1,286,559
Eli Lilly & Co	62,080	2,388,838
Merck & Co Inc	21,200	779,100
Pfizer Inc	138,356	2,967,735
		8,911,880

Total Consumer, Non-Cyclical		37,107,202

Energy (18.15%)

Oil & Gas (13.37%)
Anadarko Petroleum Corp	21,340	1,696,957
Apache Corp	25,626	3,192,999
BP PLC	62,230	2,877,515
Chevron Corp	56,524	5,929,932
ConocoPhillips	19,648	1,438,627
Devon Energy Corp	15,952	1,341,085
Exxon Mobil Corp	46,936	3,917,747
Royal Dutch Shell PLC	25,500	1,821,465
Valero Energy Corp	16,100	442,750
		22,659,077

Oil & Gas Services (3.94%)
Baker Hughes Inc	40,055	2,961,265
Ensco PLC	13,670	728,884
Schlumberger Ltd	25,500	2,185,860
Weatherford International Ltd*	41,120	812,942
		6,688,951

Pipelines (0.84%)
Enterprise Products Partners LP	12,000	499,680
Plains All American Pipeline LP	7,000	435,680
Spectra Energy Corp	18,000	496,620
		1,431,980

Total Energy		30,780,008

Financial (15.72%)

Banks (7.48%)
Bank of America Corp	74,367	873,812
Bank of New York Mellon Corp	21,450	602,960
Goldman Sachs Group Inc	22,250	3,131,242
JPMorgan Chase & Co	80,198	3,467,761
State Street Corp	14,400	659,088
US Bancorp	60,600	1,551,360
Wells Fargo & Co	84,429	2,395,251
		12,681,474

Diversified Financial Services (4.73%)
Charles Schwab Corp	54,460	980,825
Citigroup Inc	32,310	1,329,557
Franklin Resources Inc	16,100	2,086,238
Morgan Stanley	110,450	2,668,472
NYSE Euronext	26,450	963,045
		8,028,137

Insurance (3.37%)
Arthur J Gallagher & Co	32,400	930,204
Aspen Insurance Holdings Ltd	26,315	706,821
Marsh & McLennan Cos Inc	13,600	417,112
Principal Financial Group Inc	28,150	880,251
Prudential Financial Inc	22,375	1,427,078
StanCorp Financial Group Inc	11,150	481,457
Travelers Cos Inc	14,000	869,120
		5,712,043

Savings & Loans (0.14%)
New York Community Bancorp Inc	15,000	243,000

Total Financial		26,664,654

Industrial (13.12%)

Aerospace/Defense (3.91%)
Boeing Co	17,000	1,326,510
Goodrich Corp	19,000	1,658,510
Northrop Grumman Corp	8,600	561,494
Rockwell Collins Inc	12,400	758,012
United Technologies Corp	26,500	2,325,905
		6,630,431

Electronics (0.53%)
Agilent Technologies Inc*	9,870	492,217
TE Connectivity Ltd	10,950	403,289
		895,506

Machinery - Construction & Mining (1.89%)
Caterpillar Inc	30,342	3,210,183

Metal Fabricate / Hardware (0.21%)
Worthington Industries Inc	16,100	351,463

Miscellaneous Manufacturing (4.56%)
3M Co	23,812	2,247,377
Barnes Group Inc	19,140	461,465
Danaher Corp	38,300	2,088,499
General Electric Co	100,325	1,970,383
Tyco International Ltd	8,835	436,007
ITT Corp	9,534	549,349
		7,753,080

Shipbuilding (0.03%)
Huntington Ingalls Industries Inc*	1,433	52,405

Transportation (1.99%)
FedEx Corp	4,830	452,281
Tidewater Inc	8,980	490,757
Union Pacific Corp	5,475	574,711
United Parcel Service Inc	19,260	1,415,417
Seaspan Corp	25,000	434,000
		3,367,166

Total Industrial		22,260,234

Technology (8.60%)

Computers (2.46%)
Diebold Inc	11,000	363,550
EMC Corp*	29,720	846,128
Hewlett-Packard Co	34,500	1,289,610
International Business Machines Corp	9,860	1,665,650
		4,164,938

Office/Business Equipment (0.16%)
Pitney Bowes Inc	11,200	267,568

Semiconductors (3.54%)
Analog Devices Inc	14,040	578,027
Intel Corp	122,563	2,758,893
KLA-Tencor Corp	10,440	449,964
Linear Technology Corp	26,180	905,566
Maxim Integrated Products Inc	12,240	333,540
Taiwan Semiconductor Manufacturing Co Ltd	30,000	409,800
Texas Instruments Inc	16,500	582,450
		6,018,240

Software (2.44%)
Microsoft Corp	77,733	1,944,102
Oracle Corp	64,130	2,194,529
		4,138,631

Total Technology		14,589,377

Utilities (5.39%)

Electric (4.58%)
Ameren Corp	21,000	623,910
Consolidated Edison Inc	31,700	1,682,002
DTE Energy Co	7,000	361,340
Duke Energy Corp	60,100	1,126,875
Entergy Corp	11,946	814,120
Exelon Corp	18,746	784,520
FirstEnergy Corp	8,574	382,572
NextEra Energy Inc	11,200	649,040
Pinnacle West Capital Corp	11,000	497,860
Progress Energy Inc	8,000	380,960
Southern Co	11,500	460,920
		7,764,119

Gas (0.81%)
Nicor Inc	7,000	384,720
NiSource Inc	27,000	548,100
Sempra Energy	8,050	444,119
		1,376,939

Total Utilities		9,141,058

Total Common Stock (Cost $135,369,325)		168,620,872

Total Investments (Cost $135,369,325) (a) (99.42%)		168,620,872
Other Net Assets (0.58%)		991,401
Net Assets (100.00%)		$169,612,273

* Non-income producing security

(a) Aggregate cost for federal income tax purpose is $135,610,113. At May 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$46,592,490
Unrealized depreciation	(13,581,731)
Net unrealized appreciation	$33,010,759

EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011
Common Stock (96.85%)

Basic Materials (11.27%)	Shares	Value

Chemicals (3.17%)
BASF SE ADR	3,488	$324,279
Bayer AG ADR	1,515	124,609
		448,888

Iron / Steel (0.87%)
ArcelorMittal ADR	3,700	123,765

Mining (7.23%)
Anglo American PLC ADR	11,403	284,277
BHP Billiton Ltd ADR	4,500	429,390
Rio Tinto PLC ADR	4,400	308,528
		1,022,195

Total Basic Materials		1,594,848

Communications (12.37%)

Telecommunications (12.37%)
Deutsche Telekom AG ADR	11,525	170,801
France Telecom SA ADR	7,700	176,407
Nokia OYJ ADR	15,928	111,815
Telefonaktiebolaget LM Ericsson ADR	12,888	191,258
Telefonica SA ADR	18,495	449,983
Vodafone Group PLC ADR	23,233	651,221
Total Communications		1,751,485

Consumer, Cyclical (1.92%)

Auto Manufacturers (1.92%)
Daimler AG ADR	3,835	271,825
Total Consumer, Cyclical		271,825

Consumer, Non-Cyclical (23.45%)

Agriculture (2.62%)
British American Tobacco PLC ADR	4,100	370,435

Beverages (3.65%)
Anheuser-Busch InBev NV ADR	4,700	284,256
Diageo PLC ADR	2,735	232,721
		516,977

Food (7.14%)
Nestle SA ADR	12,412	798,464
Unilever NV ADR	6,508	212,551
		1,011,015

Pharmaceuticals (10.04%)
Novartis AG ADR	10,757	694,042
Roche Holding AG ADR	9,632	423,037
Sanofi ADR	7,700	304,997
		1,422,076

Total Consumer, Non-Cyclical		3,320,503

Energy (13.74%)

Oil & Gas (13.74%)
BP PLC ADR	12,876	595,386
ENI SpA ADR	7,482	357,939
Royal Dutch Shell PLC ADR	7,220	515,725
Total SA ADR	8,258	475,578
Total Energy		1,944,628

Financial (20.84%)

Banks (16.76%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	174,953
Banco Santander SA ADR	36,958	439,431
Barclays PLC ADR	8,751	160,931
BNP Paribas ADR	5,452	213,500
Deutsche Bank AG ADR	5,544	331,254
HSBC Holdings PLC ADR	11,565	605,543
Intesa Sanpaolo SpA ADR	5,800	90,016
Societe Generale ADR	10,900	129,601
UBS AG ADR*	11,792	227,821
		2,373,050

Diversified Financial Services (1.23%)
Credit Suisse Group AG ADR	4,053	174,765

Insurance (2.85%)
Allianz SE ADR	18,157	253,109
AXA SA ADR	6,984	149,877
		402,986

Total Financial		2,950,801

Industrial (9.28%)

Building Materials (0.63%)
CRH PLC ADR	4,000	88,520

Electronics (0.82%)
Koninklijke Philips Electronics NV ADR	4,184	116,566

Metal Fabricate / Hardware (0.05%)
APERAM ADR	185	6,734

Miscellaneous Manufacturing (7.78%)
Siemens AG ADR	8,235	1,102,255

Total Industrial		1,314,075

Technology (1.61%)

Software (1.61%)
SAP AG ADR	3,667	227,977
Total Technology		227,977

Utilities (2.37%)

Electric (1.39%)
E.ON AG ADR	6,935	197,093

Gas (0.98%)
GDF Suez ADR	3,758	138,858

Total Utilities		335,951

Total Common Stock (Cost $12,709,053)		13,712,093

Short-Term Investments (0.71%)

United States Treasury Bills (0.71%)	Par Value
United States T-Bill 6/2/2011	$100,000	99,999
Total United States Treasury Bills		99,999

Total Short-Term Investments (Cost $99,999)		99,999

Total Investments (Cost $12,809,052) (a) (97.56%)		13,812,092
Other Net Assets (2.44%)		345,276
Net Assets (100.00%)		$14,157,368

* Non-income producing security

(a) Aggregate cost for federal income tax purpose is $12,810,470. At May 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,790,016
Unrealized depreciation	(1,788,394)
Net unrealized appreciation	$1,001,622

NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2011
Common Stock (98.36%)

Basic Materials (0.32%)	Shares	Value
Sigma-Aldrich Corp	1,264	$88,847
Total Basic Materials		88,847

Communications (29.41%)
Akamai Technologies Inc*	1,935	65,664
Amazon.com Inc*	4,677	919,919
Baidu Inc*	2,812	381,617
Cisco Systems Inc	57,333	963,194
Ctrip.com International Ltd*	1,522	68,490
Comcast Corp	21,488	542,357
DIRECTV*	8,045	404,342
eBay Inc*	13,466	419,735
Expedia Inc	2,576	72,154
F5 Networks Inc*	837	95,066
Google Inc*	2,601	1,375,981
Liberty Media Corp - Interactive*	5,919	107,785
Netflix Inc*	548	148,398
News Corp	18,943	347,415
NII Holdings Inc*	1,993	87,014
priceline.com Inc*	509	262,232
Qualcomm Inc	17,048	998,842
Symantec Corp*	7,916	154,758
VeriSign Inc	1,969	68,954
Virgin Media Inc	3,339	108,918
Vodafone Group PLC	8,684	243,413
Yahoo! Inc*	13,580	224,749
Total Communications		8,060,997

Consumer, Cyclical (6.96%)
Bed Bath & Beyond Inc*	2,641	142,323
Costco Wholesale Corp	4,527	373,387
Dollar Tree Inc*	1,298	82,735
Fastenal Co	3,058	101,464
Mattel Inc	3,616	95,444
O'Reilly Automotive Inc*	1,463	87,941
PACCAR Inc	3,782	189,100
Ross Stores Inc	1,235	101,221
Sears Holdings Corp*	1,129	80,159
Staples Inc	7,500	126,150
Starbucks Corp	7,737	284,644
Urban Outfitters Inc*	1,802	54,889
Wynn Resorts Ltd	1,285	188,278
Total Consumer, Cyclical		1,907,735

Consumer, Non-Cyclical (13.54%)
Alexion Pharmaceuticals Inc*	1,894	89,813
Amgen Inc*	9,670	585,422
Apollo Group Inc*	1,479	60,802
Automatic Data Processing Inc	5,148	283,706
Biogen Idec Inc*	2,498	236,636
Celgene Corp*	4,881	297,302
Cephalon Inc*	800	63,752
DENTSPLY International Inc	1,688	66,237
Express Scripts Inc*	5,479	326,329
Gilead Sciences Inc*	8,248	344,272
Henry Schein Inc*	1,000	71,820
Illumina Inc*	1,290	92,983
Intuitive Surgical Inc*	403	140,647
Life Technologies Corp*	1,866	96,976
Mylan Inc*	4,532	106,706
Paychex Inc	3,751	121,157
QIAGEN NV*	2,864	56,507
Sanofi Contingent Value Rights*	4,058	9,739
Teva Pharmaceutical Industries Ltd	7,299	371,519
Vertex Pharmaceuticals Inc*	2,120	114,459
Warner Chilcott PLC	2,719	65,555
Whole Foods Market Inc	1,800	110,088
Total Consumer, Non-Cyclical		3,712,427

Energy (0.41%)
First Solar Inc*	910	113,068
Total Energy		113,068

Industrial (2.08%)
CH Robinson Worldwide Inc	1,723	138,219
Expeditors International of Washington Inc	2,200	116,204
FLIR Systems Inc	1,650	59,648
Garmin Ltd*	2,380	81,110
Joy Global Inc	1,084	97,181
Stericycle Inc*	885	78,845
Total Industrial		571,207

Technology (45.64%)
Activision Blizzard Inc	12,261	147,009
Adobe Systems Inc*	5,249	181,773
Altera Corp	3,318	159,563
Apple Inc*	9,255	3,219,166
Applied Materials Inc	13,684	188,566
Autodesk Inc*	2,358	101,347
BMC Software Inc*	1,852	103,397
Broadcom Corp*	4,880	175,582
CA Inc	5,290	123,786
Cerner Corp*	864	103,766
Check Point Software Technologies Ltd*	2,161	118,682
Citrix Systems Inc*	1,945	170,421
Cognizant Technology Solutions Corp*	3,155	239,906
Dell Inc*	20,020	321,922
Electronic Arts Inc*	3,704	90,415
Fiserv Inc*	1,515	97,748
Infosys Technologies Ltd	1,088	67,184
Intel Corp	56,919	1,281,247
Intuit Inc*	3,221	173,837
KLA-Tencor Corp	1,734	74,735
Lam Research Corp*	1,471	69,130
Linear Technology Corp	2,352	81,356
Marvell Technology Group Ltd*	7,273	118,114
Maxim Integrated Products Inc	3,250	88,563
Microchip Technology Inc	1,954	77,242
Micron Technology Inc*	10,343	105,499
Microsoft Corp	87,145	2,179,495
NetApp Inc*	3,748	205,278
NVIDIA Corp*	6,297	126,192
Oracle Corp	52,388	1,792,716
Research In Motion Ltd*	5,385	230,747
SanDisk Corp*	2,454	116,614
Seagate Technology PLC	4,697	78,910
Xilinx Inc	2,707	96,586
Total Technology		12,506,494

Total Common Stock (Cost $18,441,169)		26,960,775

Short-Term Investments (1.10%)

United States Treasury Bills (1.10%)	Par Value
United States T-Bill 6/16/2011 (b)	$300,000	299,991
Total United States Treasury Bills		299,991

Total Short-Term Investments (Cost $299,991)		299,991

Total Investments (Cost $18,741,160) (a) (99.46%)		27,260,766
Other Net Assets (0.54%)		148,934
Net Assets (100.00%)		$27,409,700

* Non-income producing security

(a) Aggregate cost for federal income tax purpose is $18,742,395. At May 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$9,684,922
Unrealized depreciation	(1,166,551)
Net unrealized appreciation	$8,518,371

(b) At May 31, 2011, certain United States Treasury Bills with a market value of $299,991 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2011: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini	Unrealized Appreciation
10 / Jun 2011 / Long	$1,150

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 7, 2011

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date July 7, 2011